United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-6165

(Investment Company Act File Number)

Federated Municipal Securities Income Trust

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 08/31/18

Date of Reporting Period: Six months ended 02/28/18

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
February 28, 2018
Share Class | Ticker	A | MMIFX

Federated Michigan Intermediate Municipal Trust
Fund Established 1991

A Portfolio of Federated Municipal Securities Income Trust
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from September 1, 2017 through February 28, 2018. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At February 28, 2018, the Fund's sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
General Obligation—Local	38.6%
Hospital	14.2%
Dedicated Tax	10.1%
Water & Sewer	8.4%
Education	6.6%
Airport	5.9%
Public Power	4.6%
General Obligation—State Appropriation	3.9%
General Obligation—State	3.3%
Industrial Development/Pollution Control	2.5%
Other[2]	3.2%
Other Assets and Liabilities—Net[3]	(1.3%)
TOTAL	100.0%
1	Sector classifications, and the assignment of holdings to such sectors, are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's Adviser. For securities that have been enhanced by a third-party guarantor, such as bond insurers and banks, sector classifications are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's Adviser.
2	For purposes of this table, sector classifications constitute 98.1% of the Fund's total net assets. Remaining sectors have been aggregated under the designation “Other.”
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
February 28, 2018 (unaudited)
Principal Amount		Value
	MUNICIPAL BONDS—97.8%
	Michigan—97.8%
$850,000	Ann Arbor, MI Public School District, School Building & Site UT GO Bonds (Series 2015), 5.00%, 5/1/2025	$984,938
500,000	Bay City, MI School District, Refunding UT GO Bonds (Series 2014), 5.00%, (Q-SBLF GTD) 11/1/2023	571,005
1,000,000	Berkley, MI School District, School Building & Site UT GO Bonds (Series 2015), 5.00%, (Q-SBLF GTD) 5/1/2030	1,138,390
410,000	Birmingham, MI Public Schools, School Building & Site UT GO Bonds (Series 2015), 5.00%, 5/1/2027	476,252
1,690,000	Bishop, MI International Airport Authority, Refunding LT GO (Series 2010A), 4.50%, (AGM INS) 12/1/2023	1,792,093
1,425,000	Calhoun County, MI Transportation Fund, Revenue Bonds, 4.00%, 11/1/2030	1,515,758
1,000,000	Chippewa Valley, MI Schools, Refunding UT GO Bonds (Series 2013), 5.00%, (Q-SBLF GTD) 5/1/2024	1,134,370
2,000,000	Dearborn, MI School District, UT GO School Building & Site Bonds (Series 2014A), 5.00%, (Q-SBLF GTD) 5/1/2025	2,280,600
1,000,000	Detroit/Wayne County, MI Stadium Authority (Wayne County, MI), Building Authority Stadium LT GO Refunding Bonds (Series 2012), 5.00%, (AGM INS) 10/1/2021	1,077,970
2,000,000	Dexter, MI Community Schools, UT GO School Building and Site Refunding Bonds, 4.00% (Michigan School Bond Qualification and Loan Program GTD), 5/1/2030	2,139,280
500,000	East Lansing, MI School District, UT GO School Building and Site Bonds (Series 2017I), 5.00%, (Q-SBLF GTD) 5/1/2030	577,850
1,000,000	Eastern Michigan University Board of Regents, General Revenue Bonds (Series 2009C), 5.00%, (United States Treasury PRF 2/15/19@100), (Assured Guaranty Corp. INS) 2/15/2023	1,033,660
1,000,000	Eastern Michigan University Board of Regents, General Revenue Bonds (Series 2017A), 4.00%, (Build America Mutual Assurance INS) 3/1/2034	1,037,520
1,000,000	Fennville, MI Public Schools, UT GO School Building and Site Bonds, 5.00% (Michigan School Bond Qualification and Loan Program GTD), 5/1/2035	1,148,400
1,000,000	Genesee, MI Water Supply System, Revenue Refunding Bonds (Series 2014), 5.00%, (Build America Mutual Assurance INS) 11/1/2025	1,127,940
620,000	Grand Rapids, MI Public Schools, School Building & Site & Refunding UT GO Bonds (Series 2016), 5.00%, (AGM INS) 5/1/2027	724,327
670,000	Grand Rapids, MI Public Schools, UT GO Refunding Bonds (Series 2017), 5.00%, (AGM INS) 5/1/2027	786,614
Semi-Annual Shareholder Report
2

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Michigan—continued
$500,000	Grand Rapids, MI Sanitary Sewer System, Sanitary Sewer System Revenue Improvement and Refunding Bonds (Series 2014), 5.00%, 1/1/2022	$556,600
1,500,000	Holland, MI Electric Utility System, Revenue Bonds (Series 2014A), 4.00%, 7/1/2022	1,598,655
2,000,000	Holland, MI School District, UT GO Bonds, 5.00%, (AGM INS) 5/1/2025	2,287,600
1,000,000	Kalamazoo County, MI, UT GO Juvenile Home Facilities Refunding Bonds, 5.00%, 4/1/2028	1,176,180
1,130,000	Kalamazoo, MI Hospital Finance Authority (Bronson Methodist Hospital), Hospital Revenue Bonds (Series 2006), 5.00%, (AGM INS) 5/15/2019	1,171,290
1,750,000	Kent County, MI, LT GO Bonds (Series 2009), 5.00%, 1/1/2025	1,799,892
335,000	Kent County, MI, LT GO Capital Improvement Bonds (Series 2016), 5.00%, 6/1/2027	396,781
1,000,000	Kent County, MI, LT GO Refunding Bonds (Series 2017B), 5.00%, 6/1/2027	1,163,300
1,500,000	Kent Hospital Finance Authority, MI (Spectrum Health), Revenue Refunding Bonds (Series 2011A), 5.00%, 11/15/2022	1,657,365
1,010,000	Lake Superior State University, MI, General Revenue Refunding Bonds (Series 2012), 4.00%, (AGM INS) 11/15/2020	1,059,601
1,900,000	Lansing, MI Board of Water & Light, Utility System Revenue Bonds (Series 2011A), 5.00%, 7/1/2024	2,081,431
525,000	Lansing, MI Community College, College Building and Site and Refunding Bonds (Series 2017), 5.00%, 5/1/2030	612,502
500,000	Macomb Interceptor Drain Drainage District, Drain and Refunding Bonds (Series 2017A), 5.00%, 5/1/2028	592,790
1,000,000	Michigan Public Power Agency, Combustion Turbine No. 1 Project Revenue Refunding Bonds (Series 2011A), 5.00%, (AGM INS) 1/1/2022	1,076,970
500,000	Michigan State Building Authority, Facilities Program Revenue & Refunding Bonds (Series 2013 1-A), 5.00%, 10/15/2022	563,270
1,000,000	Michigan State Building Authority, Facilities Program Revenue Bonds (2009 Series II), 5.00%, (Assured Guaranty Corp. INS) 10/15/2022	1,055,770
1,000,000	Michigan State Building Authority, Revenue Refunding Bonds (Series 2015I), 5.00%, 4/15/2027	1,158,900
2,000,000	Michigan State Comprehensive Transportation Fund, Refunding Bonds (Series 2009), 5.25%, 5/15/2019	2,087,800
1,000,000	Michigan State Comprehensive Transportation Fund, Revenue Refunding Bonds (Series 2015), 5.00%, 11/15/2026	1,163,420
1,000,000	Michigan State Finance Authority Revenue (Clean Water Revolving Fund), State Revolving Fund Revenue Bonds (Series 2012), 5.00%, (United States Treasury PRF 10/1/2022@100), 10/1/2025	1,134,890
Semi-Annual Shareholder Report
3

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Michigan—continued
$2,500,000	Michigan State Finance Authority Revenue (Great Lakes, MI Water Authority), Senior Lien Revenue Bonds (Series 2014 D-2), 5.00%, (AGM INS) 7/1/2024	$2,866,900
2,000,000	Michigan State Finance Authority Revenue (Great Lakes, MI Water Authority), Senior Lien Revenue Bonds (Series 2014 D-2), 5.00%, (AGM INS) 7/1/2025	2,267,200
1,500,000	Michigan State Finance Authority Revenue (Michigan Finance Authority Unemployment Obligation Assessment), Revenue Bonds (Series 2012B), 5.00%, 1/1/2021	1,566,240
250,000	Michigan State Finance Authority Revenue (MidMichigan Obligated Group), Hospital Revenue Refunding Bonds (Series 2014), 5.00%, 6/1/2026	285,368
1,500,000	Michigan State Finance Authority Revenue (Public Lighting Authority), Local Government Loan Program Revenue Bonds (Series 2014B), 5.00%, 7/1/2022	1,645,845
1,200,000	Michigan State Finance Authority Revenue (Sparrow Obligated Group, MI), Hospital Revenue & Refunding Bonds (Series 2015), 5.00%, 11/15/2022	1,356,432
1,000,000	Michigan State Finance Authority Revenue (Trinity Healthcare Credit Group), Hospital Revenue & Refunding Bonds (Series 2015MI), 5.50%, 12/1/2026	1,183,860
2,000,000	Michigan State Financial Authority (Ascension Health Alliance Senior Credit Group), Revenue Bonds (Series 1999B-3), 4.00%, 11/15/2032	2,097,360
250,000	Michigan State Financial Authority (Trinity Healthcare Credit Group), Revenue Refunding Bonds (Series 2017C), 5.00%, 12/1/2031	288,320
500,000	Michigan State Hospital Finance Authority (Henry Ford Health System, MI), Hospital Revenue Refunding Bonds (Series 2016), 5.00%, 11/15/2028	570,725
1,000,000	Michigan State Hospital Finance Authority (McLaren Health Care Corp.), Hospital Revenue Refunding Bonds, 5.00%, 5/15/2023	1,132,700
2,600,000	Michigan State Trunk Line, Revenue Refunding Bonds (Series 2009), 5.00%, 11/1/2020	2,745,392
500,000	Michigan State Trunk Line, State Trunk Line Fund Bonds (Series 2011), 5.00%, 11/15/2022	553,450
500,000	Michigan State Trunk Line, State Trunk Line Fund Bonds (Series 2011), 5.00%, 11/15/2023	552,320
1,000,000	Michigan State, UT GO Environmental Program Bonds (Series 2016A), 5.00%, 12/1/2023	1,154,440
1,000,000	Michigan State, UT GO Environmental Program Refunding Bonds (Series 2016B), 5.00%, 11/1/2024	1,169,940
1,000,000	Michigan Strategic Fund (Detroit Edison Co.), LO Revenue Refunding Bonds, 7.00%, (AMBAC Financial Group, Inc. INS) 5/1/2021	1,146,550
1,000,000	Michigan Strategic Fund (Michigan State), LT Obligation Revenue Bonds (Series 2011), 5.25%, 10/15/2022	1,115,880
Semi-Annual Shareholder Report
4

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Michigan—continued
$1,000,000	Michigan Strategic Fund (Michigan State), LT Obligation Revenue Bonds (Series 2015), 5.00%, 3/1/2023	$1,115,760
1,855,000	Orchard View, MI Schools, UT GO Bonds, 4.00%, (Q-SBLF GTD)/ (AGM INS) 5/1/2022	1,961,718
1,000,000	Plymouth-Canton, MI Community School District, UT GO School Building and Site Bonds (Series 2013A), 5.00%, 5/1/2027	1,133,330
1,000,000	Portage, MI Public Schools, UT GO School Building & Site & Refunding Bonds (Series 2016), 5.00%, 11/1/2027	1,165,880
1,425,000	Rockford, MI Public Schools, School Building & Site UT GO Bonds (Series 2014), 5.00%, (Q-SBLF GTD) 5/1/2025	1,636,940
2,000,000	Royal Oak, MI Hospital Finance Authority (Beaumont Health Credit Group), Hospital Revenue Refunding Bonds (Series 2014D), 5.00%, 9/1/2023	2,274,040
1,670,000	Saginaw, MI Water Supply System, Revenue Bonds (Series 2011A), 4.75%, (AGM INS) 7/1/2025	1,831,806
1,085,000	Southfield, MI Library Building Authority, Refunding LT GO Bonds, 5.00%, 5/1/2026	1,248,043
1,000,000	Southfield, MI Public Schools, UT GO Refunding Bonds, 5.00%, (Q-SBLF GTD) 5/1/2026	1,163,490
1,000,000	Sterling Heights, MI, LT GO Bonds, 4.00%, (AGM INS) 4/1/2028	1,088,910
1,000,000	University of Michigan (The Regents of), General Revenue Bonds (Series 2010C), 4.00%, 4/1/2022	1,048,490
250,000	University of Michigan (The Regents of), General Revenue Bonds (Series 2014A), 5.00%, 4/1/2024	290,560
1,000,000	University of Michigan (The Regents of), General Revenue Bonds (Series 2017A), 5.00%, 4/1/2027	1,203,750
2,000,000	University of Michigan (The Regents of), Revenue Bonds (Series 2018A), 4.00%, 4/1/2033	2,138,680
500,000	Utica, MI Community Schools, School Building & Site & Refunding UT GO Bonds (Series 2015), 5.00%, (Q-SBLF GTD) 5/1/2029	568,500
1,000,000	Warren Woods, MI Public Schools, UT GO School Building Site Bonds, 5.00% (Michigan School Bond Qualification and Loan Program GTD), 5/1/2034	1,140,240
1,000,000	Wayland, MI Union School District, UT GO Refunding Bonds (Series 2016A), 5.00%, (Q-SBLF GTD) 5/1/2028	1,160,320
2,000,000	Wayne County, MI Airport Authority, Airport Revenue Refunding Bonds (Series 2010C), 5.00%, 12/1/2021	2,167,380
2,000,000	Wayne County, MI Airport Authority, Airport Revenue Refunding Bonds (Series 2011A-B), 5.00%, 12/1/2021	2,202,580
1,400,000	Wayne County, MI Airport Authority, Airport Revenue Refunding Bonds (Series 2017C), 5.00%, 12/1/2028	1,629,908
500,000	West Bloomfield, MI School District, UT GO Public Improvement Bonds, 5.00%, (AGM INS) 5/1/2029	576,550
Semi-Annual Shareholder Report
5

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Michigan—continued
$500,000		West Bloomfield, MI School District, UT GO Public Improvement Bonds, 5.00%, (AGM INS) 5/1/2030	$574,400
500,000		Western Townships MI, Utilities Authority, Sewage Disposal System Refunding LT GO Bonds (Series 2012), 5.00%, 1/1/2023	558,700
1,000,000		Ypsilanti, MI School District, UT GO Bonds (Series 2016A), 5.00%, (Q-SBLF GTD) 5/1/2026	1,147,730
		TOTAL	98,668,601
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $96,805,371)	98,668,601
	[1]	SHORT-TERM MUNICIPALS—3.5%
		Michigan—3.5%
1,000,000		Kent Hospital Finance Authority, MI (Spectrum Health), (Series 2008B-3) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 1.09%, 3/7/2018	1,000,000
2,500,000		Michigan Strategic Fund (Air Products & Chemicals, Inc.), (Series 2007) Daily VRDNs, 1.18%, 3/1/2018	2,500,000
		TOTAL	3,500,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $3,500,000)	3,500,000
		TOTAL INVESTMENT IN SECURITIES—101.3% (IDENTIFIED COST $100,305,371)[2]	102,168,601
		OTHER ASSETS AND LIABILITIES - NET—(1.3)%[3]	(1,280,035)
		TOTAL NET ASSETS—100%	$100,888,566
Securities that are subject to the federal alternative minimum tax (AMT) represent 2.2% of the Fund's portfolio as calculated based upon total market value.
1	Current rate and current maturity or next reset date shown for floating/variable rate demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
2	Also represents cost of investments for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2018.
Semi-Annual Shareholder Report
6

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of February 28, 2018, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
The following acronyms are used throughout this portfolio:
AGM	—Assured Guaranty Municipal Corp.
AMBAC	—American Municipal Bond Assurance Corporation
GO	—General Obligation
GTD	—Guaranteed
INS	—Insured
LIQ	— Liquidity Agreement
LO	—Limited Obligation
LT	—Limited Tax
PRF	—Pre-refunded
Q-SBLF	—Qualified School Bond Loan Fund
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 2/28/2018	Year Ended August 31,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$11.30	$11.54	$11.31	$11.39	$10.90	$11.59
Income From Investment Operations:
Net investment income	0.12	0.25	0.28	0.29	0.33	0.34
Net realized and unrealized gain (loss)	(0.36)	(0.20)	0.26	(0.08)	0.49	(0.67)
TOTAL FROM INVESTMENT OPERATIONS	(0.24)	0.05	0.54	0.21	0.82	(0.33)
Less Distributions:
Distributions from net investment income	(0.12)	(0.25)	(0.28)	(0.29)	(0.33)	(0.33)
Distributions from net realized gain	—	(0.04)	(0.03)	—	—	(0.03)
TOTAL DISTRIBUTIONS	(0.12)	(0.29)	(0.31)	(0.29)	(0.33)	(0.36)
Net Asset Value, End of Period	$10.94	$11.30	$11.54	$11.31	$11.39	$10.90
Total Return[1]	(2.10)%	0.52%	4.82%	1.88%	7.60%	(2.89)%
Ratios to Average Net Assets:
Net expenses	0.77%[2]	0.77%	0.75%	0.75%	0.73%	0.63%
Net investment income	2.23%[2]	2.27%	2.40%	2.57%	2.94%	2.95%
Expense waiver/reimbursement[3]	0.20%[2]	0.18%	0.16%	0.16%	0.20%	0.26%
Supplemental Data:
Net assets, end of period (000 omitted)	$100,889	$110,912	$130,516	$129,662	$123,083	$121,759
Portfolio turnover	13%	13%	12%	25%	19%	8%
1	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
2	Computed on an annualized basis.
3	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Statement of Assets and Liabilities
February 28, 2018 (unaudited)
Assets:
Investment in securities, at value (identified cost $100,305,371)		$102,168,601
Cash		14,217
Income receivable		1,200,121
Receivable for shares sold		799
TOTAL ASSETS		103,383,738
Liabilities:
Payable for investments purchased	$2,312,000
Payable for shares redeemed	57,325
Income distribution payable	52,823
Payable for other service fees (Notes 2 and 5)	23,830
Payable for investment adviser fee (Note 5)	530
Payable for administrative fee (Note 5)	221
Accrued expenses (Note 5)	48,443
TOTAL LIABILITIES		2,495,172
Net assets for 9,222,939 shares outstanding		$100,888,566
Net Assets Consists of:
Paid-in capital		$98,777,784
Net unrealized appreciation		1,863,230
Accumulated net realized gain		247,224
Undistributed net investment income		328
TOTAL NET ASSETS		$100,888,566
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Net asset value per share ($100,888,566 ÷ 9,222,939 shares outstanding), no par value, unlimited shares authorized		$10.94
Offering price per share (100/97.00 of $10.94)		$11.28
Redemption proceeds per share		$10.94
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Statement of Operations
Six Months Ended February 28, 2018 (unaudited)
Investment Income:
Interest			$1,578,446
Expenses:
Investment adviser fee (Note 5)		$210,229
Administrative fee (Note 5)		42,143
Custodian fees		3,392
Transfer agent fees		22,714
Directors'/Trustees' fees (Note 5)		1,273
Auditing fees		14,570
Legal fees		4,579
Other service fees (Notes 2 and 5)		131,338
Portfolio accounting fees		46,388
Share registration costs		12,130
Printing and postage		9,746
Miscellaneous (Note 5)		10,603
TOTAL EXPENSES		509,105
Waiver of investment adviser fee (Note 5)	$(104,589)
Net expenses			404,516
Net investment income			1,173,930
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			560,993
Net change in unrealized appreciation of investments			(3,951,542)
Net realized and unrealized loss on investments			(3,390,549)
Change in net assets resulting from operations			$(2,216,619)
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 2/28/2018	Year Ended 8/31/2017
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,173,930	$2,596,880
Net realized gain (loss)	560,993	(190,872)
Net change in unrealized appreciation/depreciation	(3,951,542)	(2,544,473)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(2,216,619)	(138,465)
Distributions to Shareholders:
Distributions from net investment income	(1,173,899)	(2,598,845)
Distributions from net realized gain	—	(425,602)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,173,899)	(3,024,447)
Share Transactions:
Proceeds from sale of shares	4,873,863	18,968,120
Net asset value of shares issued to shareholders in payment of distributions declared	821,384	1,963,142
Cost of shares redeemed	(12,327,957)	(37,372,832)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(6,632,710)	(16,441,570)
Change in net assets	(10,023,228)	(19,604,482)
Net Assets:
Beginning of period	110,911,794	130,516,276
End of period (including undistributed net investment income of $328 and $297, respectively)	$100,888,566	$110,911,794
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Notes to Financial Statements
February 28, 2018 (unaudited)
1. ORGANIZATION
Federated Municipal Securities Income Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of Federated Michigan Intermediate Municipal Trust (the “Fund”), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers one class of shares: Class A Shares. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the state of Michigan and Michigan municipalities. Interest income from the Fund's investments may be subject to the federal AMT for individuals.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Semi-Annual Shareholder Report
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Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. The detail of the total fund expense waiver of $104,589 is disclosed in Note 5.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended February 28, 2018, the Fund incurred $131,338 of other service fees.
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Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended February 28, 2018, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of February 28, 2018, tax years 2014 through 2017 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 2/28/2018	Year Ended 8/31/2017
Shares sold	437,741	1,700,566
Shares issued to shareholders in payment of distributions declared	74,091	175,917
Shares redeemed	(1,106,390)	(3,364,464)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(594,558)	(1,487,981)
4. FEDERAL TAX INFORMATION
At February 28, 2018, the cost of investments for federal tax purposes was $100,305,371. The net unrealized appreciation of investments for federal tax purposes was $1,863,230. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,528,218 and net unrealized depreciation from investments for those securities having an excess of cost over value of $664,988.
Under current tax rules, capital losses on securities transactions realized after October 31 may be deferred, in whole or in part, and treated as occurring on the first day of the following fiscal year. As of August 31, 2017, for federal income tax purposes, post-October losses of $313,769 were deferred to September 1, 2017.
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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended February 28, 2018, the Adviser waived $104,589 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended February 28, 2018, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
Prior to September 1, 2017, the breakpoints of the Administrative Fee paid to FAS, described above, were:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Other Service Fees
For the six months ended February 28, 2018, FSSC received $1,346 of the other service fees disclosed in Note 2.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended February 28, 2018, FSC retained $25 in sales charges from the sale of Class A Shares.
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Interfund Transactions
During the six months ended February 28, 2018, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $21,500,000 and $18,400,000, respectively.
Expense Limitation
The Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses, line of credit expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares (after the voluntary waivers and reimbursements) will not exceed 0.75% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) November 1, 2018; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended February 28, 2018, were as follows:
Purchases	$12,977,004
Sales	$17,464,014
7. CONCENTRATION OF RISK
Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at February 28, 2018, 36.1% of the securities in the Portfolio of Investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported by (backed) a letter of credit from any one institution or agency, Assured Guaranty Municipal Corp., was 20.7% of total investments.
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8. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of February 28, 2018, the Fund had no outstanding loans. During the six months ended February 28, 2018, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of February 28, 2018, there were no outstanding loans. During the six months ended February 28, 2018, the program was not utilized.
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Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2017 to February 28, 2018.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 9/1/2017	Ending Account Value 2/28/2018	Expenses Paid During Period[1]
Actual	$1,000	$979.00	$3.78
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,020.98	$3.86
1	Expenses are equal to the Fund's annualized net expense ratio of 0.77%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).
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Evaluation and Approval of Advisory Contract–May 2017
Federated Michigan Intermediate Municipal Trust (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term at its May 2017 meetings. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in its decision. Using these judicial decisions as a guide, the Board has indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the Fund and of comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds); and (6) the extent of care, conscientiousness and independence with which the Fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the Board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. Consistent with the judicial decisions and SEC disclosure requirements, the
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Board also considered management fees charged to institutional and other clients of Federated Investment Management Company (the “Adviser”) and its advisory affiliates for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds. The Board was assisted in its deliberations by independent legal counsel. In addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the May meetings at which the Board's formal approval of the investment advisory contract occurred. At the May meetings in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. The Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and
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audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant peer group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
For comparison, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
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Following such evaluation, and full deliberations, the Board concluded that the expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of, and the compliance-related resources provided to, the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the Senior Officer's Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts,
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but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted
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that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels. It should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
While the Senior Officer noted certain items for follow-up reporting to the Board and further consideration by management, he stated that his observations and information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Michigan Intermediate Municipal Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313923302
3032602 (4/18)
Federated is a registered trademark of Federated Investors, Inc.
2018 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
February 28, 2018
Share Class | Ticker	A | OMIAX	F | OMIFX

Federated Ohio Municipal Income Fund
Fund Established 1990

A Portfolio of Federated Municipal Securities Income Trust
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from September 1, 2017 through February 28, 2018. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At February 28, 2018, the Fund's sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Pre-Refunded	16.9%
Hospital	16.6%
Education	16.0%
Dedicated Tax	11.0%
Water & Sewer	7.4%
General Obligation—Local	6.9%
Public Power	4.2%
Toll Road	4.0%
General Obligation—State Appropriation	3.8%
Senior Care	2.7%
Other[2]	9.5%
Other Assets and Liabilities—Net[3]	1.0%
TOTAL	100.0%
1	Sector classifications, and the assignment of holdings to such sectors, are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's Adviser. For securities that have been enhanced by a third-party guarantor, such as bond insurers and banks, sector classifications are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's Adviser. Pre-refunded securities are those whose debt service is paid from escrowed assets, usually U.S. government securities.
2	For purposes of this table, sector classifications constitute 89.5% of the Fund's total net assets. Remaining sectors have been aggregated under the designation “Other.”
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
February 28, 2018 (unaudited)
Principal Amount		Value
	MUNICIPAL BONDS—91.8%
	Guam—1.1%
$1,000,000	Guam Government Business Privilege Tax, Business Privilege Tax Bonds (Series 2012B), 5.00%, 1/1/2037	$1,042,220
560,000	Guam Government LO (Section 30), Bonds (Series 2009A), 5.625%, (United States Treasury PRF 12/1/2019@100)/(Original Issue Yield: 5.875%), 12/1/2029	599,575
	TOTAL	1,641,795
	Ohio—90.7%
2,000,000	Akron, Bath & Copley, OH Joint Township Hospital District (Akron General Health System), Hospital Facilities Revenue Bonds (Series 2012), 5.00%, (United States Treasury PRF 1/1/2022@100), 1/1/2031	2,212,340
2,000,000	Akron, Bath & Copley, OH Joint Township Hospital District (Children's Hospital Medical Center, Akron), Hospital Improvement & Revenue Refunding Bonds (Series 2012), 5.00%, 11/15/2032	2,150,700
1,000,000	Akron, Bath & Copley, OH Joint Township Hospital District (Summa Health System), Hospital Facilities Revenue Bonds (Series 2016), 5.25%, 11/15/2041	1,093,350
1,000,000	Akron, OH (Akron, OH Community Learning Centers), Income Tax Revenue Refunding Bonds (Series 2012A), 5.00%, 12/1/2031	1,104,360
2,000,000	Akron, OH (Akron, OH Community Learning Centers), Income Tax Revenue Refunding Bonds (Series 2012A), 5.00%, 12/1/2033	2,200,220
500,000	Akron, OH (Akron, OH Community Learning Centers), Revenue Refunding Bonds (Series A), 5.00%, 12/1/2023	560,555
2,000,000	Allen County, OH (Mercy Health), Hospital Facilities Revenue Bonds (Series 2010B), 5.25%, (United States Treasury PRF 9/1/2020@100), 9/1/2027	2,176,980
1,000,000	Allen County, OH (Mercy Health), Hospital Facilities Revenue Refunding Bonds, 5.00%, 11/1/2043	1,078,560
2,250,000	American Municipal Power-Ohio, Inc. (American Municipal Power, Prairie State Energy Campus Project), Revenue Bonds (Series 2015A), 5.00%, 2/15/2029	2,517,030
1,000,000	American Municipal Power-Ohio, Inc. (American Municipal Power, Prairie State Energy Campus Project), Revenue Refunding Bonds (Series 2015A), 5.00%, 2/15/2042	1,097,980
2,000,000	Bowling Green State University, OH, General Receipts Bonds (Series 2016A), 5.00%, 6/1/2044	2,230,660
2,000,000	Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Bonds (Series A-2), 6.50%, 6/1/2047	1,979,780
2,000,000	Butler County, OH Hospital Facilities Authority (UC Health), Revenue Bonds (Series 2016), 5.00%, 11/15/2045	2,193,400
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Principal Amount		Value
	MUNICIPAL BONDS—continued
	Ohio—continued
$3,000,000	Cincinnati, OH Water System, Revenue Bonds (Series 2015A), 5.00%, 12/1/2040	$3,420,780
2,000,000	Cincinnati, OH, UT Various Purpose GO Improvement & Refunding Bonds (Series 2014A), 5.00%, (United States Treasury PRF 6/1/2022@100), 12/1/2032	2,253,520
850,000	Cleveland Heights & University Heights, OH City School District, School Improvement UT GO Bonds (Series 2014), 5.00%, 12/1/2051	927,614
1,255,000	Cleveland Heights & University Heights, OH City School District, School Improvement UT GO Bonds (Series 2014), 5.00%, (United States Treasury PRF 6/1/2023@100), 12/1/2051	1,433,549
1,500,000	Cleveland State University, OH, General Receipts Bonds (Series 2012), 5.00%, 6/1/2037	1,631,610
365,000	Cleveland, OH Airport System, Revenue Bonds (Series 2009C), 5.00%, (Assured Guaranty Corp. INS), 1/1/2023	374,884
1,000,000	Cleveland, OH Income Tax (Cleveland, OH), Subordinate Lien Income Tax Public Facilities Improvements Refunding Bonds (Series 2017B), 5.00%, 10/1/2030	1,157,760
1,000,000	Cleveland, OH Municipal School District, School Improvement UT GO Bonds (Series 2015A), 5.00%, (Ohio School District Credit Enhancement GTD), 12/1/2033	1,111,270
1,550,000	Cleveland, OH Public Power System, Revenue Bonds (Series 2008B-1), 5.00%, 11/15/2038	1,560,385
1,000,000	Cleveland, OH Water, Senior Lien Revenue Bonds (Series 2012X), 5.00%, 1/1/2042	1,091,900
2,000,000	Cleveland, OH, LT GO Bonds, 5.50%, (AGM INS), 10/1/2019	2,123,180
3,000,000	Cleveland-Cuyahoga County, OH Port Authority (Euclid Avenue Development Corp.), Revenue Bonds (Series 2014), 5.00%, 8/1/2039	3,267,210
1,000,000	Columbus, OH City School District, School Facilities Construction & Improvement UT GO Bonds (Series 2009), 5.00%, (United States Treasury PRF 6/1/2019@100), 12/1/2027	1,043,060
2,000,000	Columbus, OH City School District, School Facilities Construction & Improvement UT GO Bonds (Series 2017), 5.00%, 12/1/2047	2,262,900
1,000,000	Columbus, OH Sewer System, Revenue Refunding Bonds (Series 2014), 5.00%, 6/1/2031	1,137,660
1,500,000	Columbus, OH, Various Purpose LT GO Bonds (Series 2013B), 5.00%, (United States Treasury PRF 8/15/2023@100), 8/15/2028	1,728,015
1,270,000	Cuyahoga County, OH Hospital Authority (MetroHealth System), Hospital Revenue Bonds (Series 2017), 5.50%, 2/15/2057	1,374,381
1,340,000	Cuyahoga County, OH Sales Tax, Various Purpose Sales Tax Revenue Bonds (Series 2014), 5.00%, 12/1/2034	1,538,695
1,000,000	Cuyahoga County, OH, LT GO Convention Hotel Project, 5.00%, 12/1/2036	1,096,400
220,000	Cuyahoga, OH CCD, General Receipts Revenue Bonds (Series 2012D), 5.00%, 8/1/2026	245,674
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Principal Amount		Value
	MUNICIPAL BONDS—continued
	Ohio—continued
$1,335,000	Dayton, OH Airport (James M. Cox Dayton International Airport), Airport Revenue Refunding Bonds (Series 2014A), 5.00%, (AGM INS), 12/1/2026	$1,436,807
2,000,000	Fairfield County, OH, LT GO Bonds (Series 2015), 4.00%, 12/1/2040	2,040,240
2,000,000	Franklin County, OH Convention Facilities Authority, Tax & Lease Revenue Anticipation & Refunding Bonds (Series 2014), 5.00%, 12/1/2035	2,272,680
1,000,000	Franklin County, OH Health Care Facilities (Friendship Village of Dublin, OH, Inc.), Refunding & Improvement Bonds (Series 2014), 5.00%, 11/15/2044	1,055,820
2,400,000	Franklin County, OH Health Care Facilities (Ohio Presbyterian Retirement Services), Improvement Revenue Bonds (Series 2010A), 5.625%, (Original Issue Yield: 5.75%), 7/1/2026	2,536,224
1,535,000	Franklin County, OH Hospital Facility Authority (Nationwide Children's Hospital), Hospital Improvement Revenue Bonds (Series 2009), 5.00%, (United States Treasury PRF 11/1/2019@100)/(Original Issue Yield: 5.11%), 11/1/2034	1,622,142
1,000,000	Franklin County, OH Hospital Facility Authority (OhioHealth Corp.), Hospital Facilities Revenue Bonds (Series 2015), 5.00%, 5/15/2040	1,114,250
1,000,000	Franklin County, OH Mortgage Revenue (Trinity Healthcare Credit Group), Revenue Bonds (Series 2017A), 5.00%, 12/1/2047	1,115,050
500,000	Hamilton County, OH (Life Enriching Communities), Healthcare Improvement and Revenue Refunding Bonds (Series 2016), 5.00%, 1/1/2051	533,995
2,000,000	Hamilton County, OH Convention Facilities Authority, Convention Facilities Authority Revenue & Refunding Bonds (Series 2014), 5.00%, 12/1/2032	2,205,180
2,850,000	Hamilton County, OH Sales Tax, Revenue Refunding Bonds (Series 2011A), 5.00%, 12/1/2032	3,119,296
280,000	Hamilton, OH, LT GO Various Purpose Bonds, 5.00%, (Assured Guaranty Corp. INS), 11/1/2021	295,327
1,555,000	JobsOhio Beverage System, OH, Statewide Senior Lien Liquor Profits Tax-Exempt Revenue Bonds (Series 2013A), 5.00%, 1/1/2038	1,715,896
165,000	Kent State University, OH, General Receipts Bonds (Series 2009B), 5.00%, (Assured Guaranty Corp. INS), 5/1/2028	171,303
70,000	Kent State University, OH, General Receipts Bonds (Series 2009B), 5.00%, (Assured Guaranty Corp. LOC), 5/1/2023	72,773
1,000,000	Lorain County, OH (Mercy Health), Hospital Revenue Bonds (Series 2006H), 5.00%, (United States Treasury PRF 5/13/2018@100), 2/1/2024	1,007,220
2,000,000	Lucas County, OH (ProMedica Healthcare Obligated Group), Hospital Revenue Bonds (Series 2011A), 6.50%, (United States Treasury PRF 11/15/2021@100), 11/15/2037	2,330,500
2,000,000	Miami University, OH, General Receipts Revenue & Refunding Bonds (Series 2011), 5.00%, 9/1/2031	2,191,760
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Principal Amount		Value
	MUNICIPAL BONDS—continued
	Ohio—continued
$500,000	Miami University, OH, General Receipts Revenue & Refunding Bonds (Series 2011), 5.00%, 9/1/2036	$546,170
500,000	Middletown, OH, LT GO Refunding and Improvement Bonds, 5.00%, (United States Treasury PRF 6/1/2018@100), 12/1/2021	504,540
1,000,000	Montgomery County, OH (Catholic Health Initiatives), Revenue Bonds (Series 2008D), 6.125%, (Original Issue Yield: 6.30%), 10/1/2028	1,023,080
1,000,000	Northeast OH Regional Sewer District, Wastewater Improvement Revenue & Refunding Bonds (Series 2014), 5.00%, 11/15/2049	1,123,160
2,000,000	Northeast OH Regional Sewer District, Wastewater Improvement Revenue Bonds (Series 2013), 5.00%, (United States Treasury PRF 5/15/2023@100), 11/15/2038	2,287,560
500,000	Ohio Air Quality Development Authority (Pratt Paper, LLC), Exempt Facilities Revenue Bonds (Series 2017), 4.25%, 1/15/2038	503,590
125,000	Ohio HFA SFM, Revenue Bond (Series 1), 3.25%, 5/1/2020	125,440
1,150,000	Ohio State Air Quality Development Authority (Buckeye Power, Inc.), Environmental Improvement Revenue Bonds (Series 2010), 5.00%, 12/1/2021	1,246,244
2,000,000	Ohio State Air Quality Development Authority (Columbus Southern Power Company), Air Quality Revenue Refunding Bonds (Series 2009B), 5.80%, 12/1/2038	2,112,420
2,000,000	Ohio State Capital Facilities (Ohio State), Parks and Recreation Improvement Fund Projects (Series 2016C), 5.00%, 12/1/2031	2,329,060
1,000,000	Ohio State Higher Educational Facility Commission (Case Western Reserve University, OH), Revenue Refunding Bonds (Series 2016), 5.00%, 12/1/2040	1,117,730
1,500,000	Ohio State Higher Educational Facility Commission (Cleveland Clinic), Hospital Revenue Bonds (Series 2012), 5.00%, 1/1/2031	1,644,180
2,000,000	Ohio State Higher Educational Facility Commission (Kenyon College, OH), Higher Educational Facility Revenue Bonds (Series 2015), 5.00%, 7/1/2041	2,204,640
1,000,000	Ohio State Higher Educational Facility Commission (University of Dayton), Revenue Bonds (Series 2011A), 5.375%, (Original Issue Yield: 5.48%), 12/1/2030	1,091,710
1,830,000	Ohio State Higher Educational Facility Commission (University of Dayton), Revenue Bonds (Series 2013), 5.00%, 12/1/2031	2,031,794
2,000,000	Ohio State Hospital Revenue (University Hospitals Health System, Inc.), Hospital Revenue Bonds (Series 2016A), 5.00%, 1/15/2046	2,176,020
3,325,000	Ohio State Treasurer Private Activity (Portsmouth Gateway Group LLC), Revenue Bonds (Series 2015), 5.00%, 12/31/2039	3,671,897
250,000	Ohio State Turnpike & Infrastructure Commission, Revenue Refunding Bonds (Series 2017A), 5.00%, 2/15/2028	295,238
1,000,000	Ohio State Turnpike & Infrastructure Commission, Turnpike Junior Lien Revenue Bonds (Series 2013A-1), 5.00%, (Original Issue Yield: 5.05%), 2/15/2048	1,088,040
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Principal Amount		Value
	MUNICIPAL BONDS—continued
	Ohio—continued
$1,000,000	Ohio State Turnpike & Infrastructure Commission, Turnpike Revenue Refunding Bonds (Series 1998A), 5.50%, (National Re Holdings Corp. INS), 2/15/2024	$1,143,920
190,000	Ohio State University, General Receipts Bonds (Series 2008A), 5.00%, (United States Treasury PRF 12/1/2018@100), 12/1/2027	195,121
1,810,000	Ohio State University, General Receipts Bonds (Series 2008A), 5.00%, (United States Treasury PRF 12/1/2018@100), 12/1/2027	1,859,467
1,000,000	Ohio State University, Special Purpose General Receipts Bonds (Series 2013A), 5.00%, 6/1/2038	1,108,170
2,000,000	Ohio State Water Development Authority Pollution Control Facilities (Ohio State Water Development Authority), Loan Fund Revenue Bonds (Series 2017A), 5.00%, 12/1/2030	2,366,940
1,000,000	Ohio State Water Development Authority, Drinking Water Assistance Fund Revenue Refunding Bonds (Series 2008), 5.00%, (United States Treasury PRF 6/1/2018@100), 12/1/2021	1,009,200
1,000,000	Ohio State Water Development Authority, Revenue Refunding Bonds (Series 2008), 5.00%, (United States Treasury PRF 6/1/2018@100), 6/1/2028	1,009,200
1,000,000	Ohio State Water Development Authority, Water Development Revenue Bonds (Fresh Water Series 2016B), 5.00%, 6/1/2037	1,152,000
3,000,000	Ohio State, Capital Facilities Lease-Appropriation Bonds (Series 2016A), 5.00%, 2/1/2030	3,470,130
1,500,000	Ohio State, Common Schools UT GO Bonds (Series 2011B), 5.00%, (United States Treasury PRF 3/15/2021@100), 9/15/2024	1,644,930
3,000,000	Ohio State, Higher Education UT GO Bonds (Series 2015C), 5.00%, 11/1/2033	3,431,880
1,000,000	Ohio State, Major New State Infrastructure Project Revenue Bonds (Series 2008-1), 5.75%, (United States Treasury PRF 6/15/2018@100), 6/15/2019	1,012,790
2,000,000	Ohio University, General Receipts Bonds (Series 2013), 5.00%, 12/1/2043	2,192,360
470,000	River Valley, OH Local School District, UT GO School Facilities Bonds, 5.25%, (School District Credit Program GTD), 11/1/2023	541,605
700,000	South Euclid, OH, LT GO Real Estate Acquisition and Urban Development Bonds, 5.00%, 6/1/2032	779,639
1,250,000	Southeastern Ohio Port Authority, OH (Memorial Health System, OH), Hospital Facilities Revenue Refunding & Improvement Bonds (Series 2012), 6.00%, (Original Issue Yield: 6.02%), 12/1/2042	1,349,713
500,000	Switzerland, OH Local School District, UT GO School Improvement Refunding Bonds, 5.00%, (School District Credit Program GTD), 12/1/2027	557,705
1,000,000	Toledo, OH Water System, Revenue Improvement and Refunding Bonds (Series 2013), 5.00%, 11/15/2032	1,117,080
1,500,000	Toledo-Lucas County, OH Port Authority (CSX Corp.), Revenue Bonds, 6.45%, 12/15/2021	1,726,185
Semi-Annual Shareholder Report
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Principal Amount			Value
		MUNICIPAL BONDS—continued
		Ohio—continued
$1,020,000		University of Akron, OH, General Receipts Bonds (Series 2015A), 5.00%, 1/1/2030	$1,155,884
1,000,000		University of Akron, OH, General Receipts Bonds (Series 2016A), 5.00%, 1/1/2036	1,118,260
1,000,000		University of Cincinnati, OH, General Receipts Bonds (Series 2014C), 5.00%, 6/1/2041	1,120,650
1,000,000	[1]	University of Cincinnati, OH, General Receipts Floating Rate Notes (Series 2015A), 1.54%, (1-month USLIBOR x 0.67 + 0.45%), 6/1/2018	1,000,030
		TOTAL	139,398,197
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $137,484,608)	141,039,992
	[1]	SHORT-TERM MUNICIPALS—7.2%
		Ohio—7.2%
4,200,000		Allen County, OH (Mercy Health), (Series 2010C) Daily VRDNs (MUFG Union Bank, N.A. LOC), 1.14%, 3/1/2018	4,200,000
1,800,000		Cleveland-Cuyahoga County, OH Port Authority (Carnegie/89th Garage and Service Center LLC), Revenue Bonds (Series 2007) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 1.09%, 3/7/2018	1,800,000
2,200,000		Franklin County, OH Hospital Facility Authority (Nationwide Children's Hospital), (Series 2008B) Weekly VRDNs, 1.10%, 3/7/2018	2,200,000
2,900,000		Ohio State Higher Educational Facility Commission (Cleveland Clinic), (Series 2008 B-4) Daily VRDNs (Barclays Bank PLC LIQ), 1.11%, 3/1/2018	2,900,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $11,100,000)	11,100,000
		TOTAL INVESTMENT IN SECURITIES—99.0% (IDENTIFIED COST $148,584,608)[2]	152,139,992
		OTHER ASSETS AND LIABILITIES - NET—1.0%[3]	1,500,277
		TOTAL NET ASSETS—100%	$153,640,269
Securities that are subject to the federal alternative minimum tax (AMT) represent 3.4% of the Fund's portfolio as calculated based upon total market value.
1	Current rate and current maturity or next reset date shown for floating/variable rate demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
2	The cost of investments for federal tax purposes amounts to $148,361,183.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2018.
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Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of February 28, 2018, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
The following acronyms are used throughout this portfolio:
AGM	—Assured Guaranty Municipal Corp.
CCD	—Community College District
GO	—General Obligation
GTD	—Guaranteed
HFA	—Housing Finance Authority
INS	—Insured
LIBOR	—London Interbank Offered Rate
LIQ	—Liquidity Agreement
LO	—Limited Obligation
LOC	—Letter of Credit
LT	—Limited Tax
PRF	—Pre-refunded
SFM	—Single Family Mortgage
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
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Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 2/28/2018	Year Ended August 31,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$11.23	$11.56	$11.16	$11.28	$10.70	$11.47
Income From Investment Operations:
Net investment income	0.16	0.32	0.34	0.36	0.36	0.38
Net realized and unrealized gain (loss)	(0.25)	(0.32)	0.39	(0.14)	0.59	(0.79)
TOTAL FROM INVESTMENT OPERATIONS	(0.09)	0.00	0.73	(0.22)	0.95	(0.41)
Less Distributions:
Distributions from net investment income	(0.16)	(0.32)	(0.33)	(0.34)	(0.37)	(0.36)
Distributions from net realized gain	—	(0.01)	—	—	—	—
TOTAL DISTRIBUTIONS	(0.16)	(0.33)	(0.33)	(0.34)	(0.37)	(0.36)
Net Asset Value, End of Period	$10.98	$11.23	$11.56	$11.16	$11.28	$10.70
Total Return[1]	(0.85)%	0.02%	6.65%	2.00%	9.00%	(3.73)%
Ratios to Average Net Assets:
Net expenses	0.76%[2]	0.76%	0.75%	0.75%	0.75%	0.75%
Net investment income	2.84%[2]	2.84%	2.96%	3.16%	3.32%	3.28%
Expense waiver/reimbursement[3]	0.17%[2]	0.16%	0.15%	0.14%	0.16%	0.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$56,389	$59,865	$66,884	$67,469	$69,461	$45,131
Portfolio turnover	4%	9%	13%	25%	8%	15%
1	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
2	Computed on an annualized basis.
3	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Class F Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 2/28/2018	Year Ended August 31,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$11.23	$11.57	$11.16	$11.28	$10.70	$11.47
Income From Investment Operations:
Net investment income	0.15	0.30	0.32	0.34	0.35	0.36
Net realized and unrealized gain (loss)	(0.25)	(0.33)	0.40	(0.13)	0.58	(0.79)
TOTAL FROM INVESTMENT OPERATIONS	(0.10)	(0.03)	0.72	0.21	0.93	(0.43)
Less Distributions:
Distributions from net investment income	(0.15)	(0.30)	(0.31)	(0.33)	(0.35)	(0.34)
Distributions from net realized gain	—	(0.01)	—	—	—	—
TOTAL DISTRIBUTIONS	(0.15)	(0.31)	(0.31)	(0.33)	(0.35)	(0.34)
Net Asset Value, End of Period	$10.98	$11.23	$11.57	$11.16	$11.28	$10.70
Total Return[1]	(0.92)%	(0.22)%	6.58%	1.84%	8.84%	(3.87)%
Ratios to Average Net Assets:
Net expenses	0.91%[2]	0.91%	0.90%	0.90%	0.90%	0.90%
Net investment income	2.69%[2]	2.69%	2.81%	3.01%	3.19%	3.13%
Expense waiver/reimbursement[3]	0.42%[2]	0.41%	0.40%	0.39%	0.41%	0.39%
Supplemental Data:
Net assets, end of period (000 omitted)	$97,252	$101,620	$111,156	$107,450	$109,583	$118,639
Portfolio turnover	4%	9%	13%	25%	8%	15%
1	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
2	Computed on an annualized basis.
3	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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10

Statement of Assets and Liabilities
February 28, 2018 (unaudited)
Assets:
Investment in securities, at value (identified cost $148,584,608)		$152,139,992
Cash		17,687
Income receivable		1,541,204
Receivable for shares sold		248,401
Prepaid expenses		5,186
TOTAL ASSETS		153,952,470
Liabilities:
Payable for shares redeemed	$203,816
Payable for portfolio accounting fees	50,228
Payable for other service fees (Notes 2 and 5)	29,576
Payable for transfer agent fee	16,029
Payable for distribution services fee (Note 5)	11,246
Payable for investment adviser fee (Note 5)	969
Payable for administrative fee (Note 5)	337
TOTAL LIABILITIES		312,201
Net assets for 13,990,608 shares outstanding		$153,640,269
Net Assets Consists of:
Paid-in capital		$150,398,065
Net unrealized appreciation		3,555,384
Accumulated net realized loss		(474,802)
Undistributed net investment income		161,622
TOTAL NET ASSETS		$153,640,269
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($56,388,581 ÷ 5,135,385 shares outstanding), no par value, unlimited shares authorized		$10.98
Offering price per share (100/95.50 of $10.98)		$11.50
Redemption proceeds per share		$10.98
Class F Shares:
Net asset value per share ($97,251,688 ÷ 8,855,223 shares outstanding), no par value, unlimited shares authorized		$10.98
Offering price per share (100/99.00 of $10.98)		$11.09
Redemption proceeds per share (99.00/100 of $10.98)		$10.87
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Six Months Ended February 28, 2018 (unaudited)
Investment Income:
Interest			$2,819,183
Expenses:
Investment adviser fee (Note 5)		$313,060
Administrative fee (Note 5)		62,757
Custodian fees		4,828
Transfer agent fees		46,177
Directors'/Trustees' fees (Note 5)		1,498
Auditing fees		14,570
Legal fees		4,635
Distribution services fee (Note 5)		197,309
Other service fees (Notes 2 and 5)		195,482
Portfolio accounting fees		46,387
Share registration costs		16,707
Printing and postage		12,906
Miscellaneous (Note 5)		11,278
TOTAL EXPENSES		927,594
Waivers:
Waiver of investment adviser fee (Note 5)	$(131,895)
Waiver of other operating expenses (Note 5)	(123,137)
TOTAL WAIVERS		(255,032)
Net expenses			672,562
Net investment income			2,146,621
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			215,675
Net change in unrealized appreciation of investments			(3,760,165)
Net realized and unrealized gain (loss) on investments			(3,544,490)
Change in net assets resulting from operations			$(1,397,869)
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 2/28/2018	Year Ended 8/31/2017
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,146,621	$4,576,348
Net realized gain (loss)	215,675	(727,373)
Net change in unrealized appreciation/depreciation	(3,760,165)	(4,478,128)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(1,397,869)	(629,153)
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(813,863)	(1,779,827)
Class F Shares	(1,314,353)	(2,813,148)
Distributions from net realized gain on investments
Class A Shares	—	(32,612)
Class F Shares	—	(54,606)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,128,216)	(4,680,193)
Share Transactions:
Proceeds from sale of shares	7,505,430	13,939,402
Net asset value of shares issued to shareholders in payment of distributions declared	1,704,705	3,746,941
Cost of shares redeemed	(13,528,361)	(28,932,784)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(4,318,226)	(11,246,441)
Change in net assets	(7,844,311)	(16,555,787)
Net Assets:
Beginning of period	161,484,580	178,040,367
End of period (including undistributed net investment income of $161,622 and $143,217, respectively)	$153,640,269	$161,484,580
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
February 28, 2018 (unaudited)
1. ORGANIZATION
Federated Municipal Securities Income Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of the Federated Ohio Municipal Income Fund (the “Fund”), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Class A Shares and Class F Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax (federal regular income tax does not include the federal alternative minimum tax (AMT)) and the personal income taxes imposed by the state of Ohio and Ohio municipalities. Interest income from the Fund's investments may be subject to the federal AMT for individuals.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not
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representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers of $255,032 is disclosed in various locations in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
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Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class F Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the six months ended February 28, 2018, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$72,344
Class F Shares	123,138
TOTAL	$195,482
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended February 28, 2018, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of February 28, 2018, tax years 2014 through 2017 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
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Futures Contracts
The Fund purchases and sells financial futures contracts to seek to increase return and to manage duration risk, sector/asset class risk, and yield curve risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account, either U.S. government securities or a specified amount of Restricted cash, which is shown in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearing house, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
As of February 28, 2018, the Fund had no outstanding futures contracts.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 2/28/2018		Year Ended 8/31/2017
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	257,587	$2,875,693	715,225	$7,949,399
Shares issued to shareholders in payment of distributions declared	40,964	455,899	93,468	1,041,304
Shares redeemed	(493,586)	(5,505,352)	(1,261,921)	(13,996,648)
NET CHANGE RESULTING FROM CLASS A SHARETRANSACTIONS	(195,035)	$(2,173,760)	(453,228)	$(5,005,945)

	Six Months Ended 2/28/2018		Year Ended 8/31/2017
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	415,725	$4,629,737	534,918	$5,990,003
Shares issued to shareholders in payment of distributions declared	112,169	1,248,806	242,831	2,705,637
Shares redeemed	(719,225)	(8,023,009)	(1,341,133)	(14,936,136)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	(191,331)	$(2,144,466)	(563,384)	$(6,240,496)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(386,366)	$(4,318,226)	(1,016,612)	$(11,246,441)
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4. FEDERAL TAX INFORMATION
At February 28, 2018, the cost of investments for federal tax purposes was $148,361,183. The net unrealized appreciation of investments for federal tax purposes was $3,778,809. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,474,956 and net unrealized depreciation from investments for those securities having an excess of cost over value of $696,147.
Under current tax rules, capital losses on securities transactions realized after October 31 may be deferred, in whole or part, and treated as occurring on the first day of the following fiscal year. As of August 31, 2017, for federal income tax purposes, post-October losses of $888,097 were deferred to September 1, 2017.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended February 28, 2018, the Adviser voluntarily waived $131,895 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended February 28, 2018, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
Prior to September 1, 2017, the breakpoints of the Administrative Fee paid to FAS, described above, were:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
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Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class F Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class F Shares	0.40%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended February 28, 2018, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class F Shares	$197,309	$(123,137)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended February 28, 2018, FSC retained $74,172 of fees paid by the Fund. For the six months ended February 28, 2018, the Fund's Class A shares did not incur a distribution services fee; however it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended February 28, 2018, FSC retained $2,374 in sales charges from the sale of Class A Shares. FSC retained $8,216 in CDSC relating to redemptions of Class F Shares.
Other Service Fees
For the six months ended February 28, 2018, FSSC received $536 of the other service fees disclosed in Note 2.
Interfund Transactions
During the six months ended February 28, 2018, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $19,150,000 and $11,800,000, respectively.
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Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses, line of credit expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares and Class F Shares (after the voluntary waivers and reimbursements) will not exceed 0.75% and 0.90% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) November 1, 2018; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended February 28, 2018, were as follows:
Purchases	$5,369,091
Sales	$18,746,859
7. CONCENTRATION OF RISK
Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at February 28, 2018, 9.1% of the securities in the Portfolio of Investments is backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies.
8. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also
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requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of February 28, 2018, the Fund had no outstanding loans. During the six months ended February 28, 2018, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of February 28, 2018, there were no outstanding loans. During the six months ended February 28, 2018, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2017 to February 28, 2018.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 9/1/2017	Ending Account Value 2/28/2018	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$991.50	$3.75
Class F Shares	$1,000	$990.80	$4.49
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,021.03	$3.81
Class F Shares	$1,000	$1,020.28	$4.56
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.76%
Class F Shares	0.91%
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Evaluation and Approval of Advisory Contract–May 2017
Federated Ohio Municipal Income Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term at its May 2017 meetings. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in its decision. Using these judicial decisions as a guide, the Board has indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the Fund and of comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds); and (6) the extent of care, conscientiousness and independence with which the Fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the Board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. Consistent with the judicial decisions and SEC disclosure requirements, the
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Board also considered management fees charged to institutional and other clients of Federated Investment Management Company (the “Adviser”) and its advisory affiliates for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds. The Board was assisted in its deliberations by independent legal counsel. In addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the May meetings at which the Board's formal approval of the investment advisory contract occurred. At the May meetings in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. The Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and
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audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant peer group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
For comparison, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
Semi-Annual Shareholder Report
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Following such evaluation, and full deliberations, the Board concluded that the expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of, and the compliance-related resources provided to, the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
For the periods covered by the Senior Officer's Evaluation, the Fund's performance for the one-year period was above the median of the relevant peer group, and the Fund's performance was at the median of the relevant peer group for the three-year and five-year periods. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
Semi-Annual Shareholder Report
27

The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed
Semi-Annual Shareholder Report
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expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels. It should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
While the Senior Officer noted certain items for follow-up reporting to the Board and further consideration by management, he stated that his observations and information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report
29

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
31

Federated Ohio Municipal Income Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313923823
CUSIP 313923609
2032305 (4/18)
Federated is a registered trademark of Federated Investors, Inc.
2018 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
February 28, 2018
Share Class | Ticker	A | PAMFX

Federated Pennsylvania Municipal Income Fund
Fund Established 1990

A Portfolio of Federated Municipal Securities Income Trust
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from September 1, 2017 through February 28, 2018. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At February 28, 2018, the Fund's sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Pre-Refunded	14.4%
Hospital	14.0%
General Obligation—Local	12.2%
Education	11.5%
Water & Sewer	10.2%
Toll Road	10.0%
Senior Care	6.4%
Industrial Development/Pollution Control	4.6%
Dedicated Tax	3.9%
Airport	3.1%
Other[2]	8.8%
Other Assets and Liabilities—Net[3]	0.9%
TOTAL	100.0%
1	Sector classifications, and the assignment of holdings to such sectors, are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's Adviser. For securities that have been enhanced by a third-party guarantor, such as bond insurers and banks, sector classifications are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's Adviser. Pre-refunded securities are those whose debt service is paid from escrowed assets, usually U.S. government securities.
2	For purposes of this table, sector classifications constitute 90.3% of the Fund's total net assets. Remaining sectors have been aggregated under the designation “Other.”
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
February 28, 2018 (unaudited)
Principal Amount		Value
	MUNICIPAL BONDS—98.6%
	Pennsylvania—98.6%
$1,450,000	Allegheny County, PA Airport Authority (Pittsburgh International Airport), Airport Revenue Bonds (Series 2012A-1), 5.00%, 1/1/2023	$1,574,395
1,550,000	Allegheny County, PA Airport Authority (Pittsburgh International Airport), Airport Revenue Bonds (Series 2012A-1), 5.00%, 1/1/2024	1,677,084
360,000	Allegheny County, PA IDA (Residential Resources Inc. Project), Lease Revenue Bonds (Series 2006), 5.125%, 9/1/2031	360,338
2,000,000	Allegheny County, PA Port Authority, Special Revenue Transportation Refunding Bonds (Series 2011), 5.00%, (Original Issue Yield: 5.20%), 3/1/2026	2,167,620
1,715,000	Allegheny County, PA Port Authority, Special Revenue Transportation Refunding Bonds (Series 2011), 5.75%, 3/1/2029	1,900,666
1,000,000	Allegheny County, PA Sanitation Authority, Sewer Revenue Bonds (Series 2015), 5.00%, 12/1/2040	1,109,560
2,000,000	Allegheny County, PA Sanitation Authority, Sewer Revenue Bonds (Series 2015), 5.00%, 12/1/2045	2,209,080
2,000,000	Allegheny County, PA, UT GO Refunding Bonds (Series C-76), 5.00%, 11/1/2041	2,239,900
2,250,000	Allentown, PA Neighborhood Improvement Zone Development Authority, Tax Revenue Bonds (Series 2012A), 5.00%, 5/1/2035	2,350,327
1,000,000	Berks County, PA IDA (Highlands at Wyomissing), Healthcare Facilities Revenue Bonds (Series 2017C), 5.00%, 5/15/2042	1,085,960
375,000	Berks County, PA IDA (Highlands at Wyomissing), Healthcare Facilities Revenue Bonds (Series 2017A), 5.00%, 5/15/2037	407,224
600,000	Berks County, PA IDA (Highlands at Wyomissing), Healthcare Facilities Revenue Bonds (Series 2017A), 5.00%, 5/15/2047	642,918
3,000,000	Berks County, PA Municipal Authority (Tower Health), Revenue Bonds (Series 2012A), 5.00%, 11/1/2044	3,187,800
2,000,000	Bethlehem, PA Authority (Bethlehem, PA), GTD Water Revenue Bonds (Series 2014), 5.00%, (Build America Mutual Assurance INS), 11/15/2030	2,209,240
1,360,000	Bethlehem, PA Authority (Bethlehem, PA), GTD Water Revenue Bonds (Series 2014), 5.00%, (Build America Mutual Assurance INS), 11/15/2031	1,500,393
1,000,000	Canonsburg-Houston Joint Authority, PA, Sewer Revenue Bonds (Series 2015A), 5.00%, 12/1/2040	1,098,120
500,000	Centre County, PA Hospital Authority (Mount Nittany Medical Center), Hospital Revenue Bonds (Series 2016A), 5.00%, 11/15/2046	543,960
500,000	Centre County, PA Hospital Authority (Mount Nittany Medical Center), Hospital Revenue Bonds (Series 2018A), 5.00%, 11/15/2042	554,465
1,000,000	Chartiers Valley, PA School District, UT GO Bonds (Series 2015B), 5.00%, (State Aid Withholding GTD), 10/15/2040	1,115,780
Semi-Annual Shareholder Report
2

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Pennsylvania—continued
$2,530,000	Cheltenham Twp, PA School District, LT GO Bonds (Series 2014), 5.00%, (State Aid Withholding GTD), 2/15/2040	$2,794,334
1,000,000	Chester County, PA HEFA (Main Line Health Systems), Revenue Bonds (Series 2017A), 5.00%, 10/1/2052	1,105,860
1,250,000	Chester County, PA IDA (Avon Grove Charter School), Revenue Bonds (Series 2017A), 4.75%, (Original Issue Yield: 4.82%), 12/15/2037	1,281,400
2,000,000	Clairton Municipal Authority, PA, Sewer Revenue Bonds (Series 2012B), 5.00%, 12/1/2037	2,141,820
1,500,000	Clarion County, PA IDA (Pennsylvania American Water Co.), Water Facility Revenue Refunding Bonds (Series 2009), 5.50%, 12/1/2039	1,589,385
2,000,000	Commonwealth Financing Authority of PA (Commonwealth of Pennsylvania), Revenue Bonds (Series 2013B), 5.00%, 6/1/2036	2,160,800
2,000,000	Commonwealth of Pennsylvania, UT GO Bonds (2nd Series 2016), 5.00%, 9/15/2026	2,309,020
2,000,000	Commonwealth of Pennsylvania, UT GO Bonds (First Series 2011), 5.00%, (United States Treasury PRF 11/15/2021@100), 11/15/2030	2,231,260
1,000,000	Cumberland County, PA Municipal Authority (Asbury Pennsylvania Obligated Group), Revenue Refunding Bonds (Series 2012), 5.25%, 1/1/2041	1,028,540
905,000	Cumberland County, PA Municipal Authority (Diakon Lutheran Social Ministries), Revenue Bonds (Series 2015), 5.00%, 1/1/2038	978,233
1,000,000	Cumberland County, PA Municipal Authority (Dickinson College), Revenue Bonds (Series 2016), 5.00%, 5/1/2030	1,144,610
2,500,000	Dauphin County, PA General Authority (Pinnacle Health System), Health System Revenue Bonds (Series 2012A), 5.00%, 6/1/2042	2,726,025
1,000,000	Delaware County, PA Authority (Villanova University), Revenue Bonds (Series 2015), 5.00%, 8/1/2045	1,115,140
1,000,000	Delaware County, PA IDA (Covanta Energy Corp.), Solid Waste Disposal Revenue Bonds (Series 2015), 5.00%, 7/1/2043	1,004,510
1,250,000	Delaware County, PA Regional Water Quality Control Authority, Sewer Revenue Bonds (Series 2015), 5.00%, 5/1/2040	1,396,362
1,750,000	Delaware River Joint Toll Bridge Commission, Revenue Bonds (Series 2017), 5.00%, 7/1/2042	1,976,660
2,350,000	Delaware River Port Authority, Revenue Bonds (Series 2010D), 5.00%, 1/1/2028	2,484,749
1,105,000	Erie, PA Water Authority, Revenue Refunding Bonds (Series 2014), 5.00%, (AGM INS), 12/1/2034	1,251,291
1,000,000	Erie, PA Water Authority, Water Revenue Bonds (Series 2016), 5.00%, 12/1/2043	1,107,370
1,000,000	Fulton County, PA IDA (Fulton County Medical Center), Hospital Revenue Bonds (Series 2016), 5.00%, 7/1/2040	1,001,960
2,000,000	Geisinger Authority, PA Health System (Geisinger Health System), Health System Revenue Bonds (Series 2009A), 5.25%, (United States Treasury PRF 6/1/2019@100), 6/1/2039	2,092,280
Semi-Annual Shareholder Report
3

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Pennsylvania—continued
$2,260,000	Geisinger Authority, PA Health System (Geisinger Health System), Revenue Bonds (Series 2014A), 5.00%, 6/1/2041	$2,472,508
2,000,000	Harrisburg, PA Authority, Water Revenue Refunding Bonds (Series 2008), 5.25%, (Original Issue Yield: 5.35%), 7/15/2031	2,025,680
1,215,000	Lancaster County, PA Hospital Authority (Lancaster General Hospital), Health System Revenue Bonds (Series 2012B), 5.00%, (United States Treasury PRF 1/1/2022@100), 7/1/2042	1,351,104
1,000,000	Lancaster County, PA Hospital Authority (Landis Homes Retirement Community), Health Center Revenue Refunding Bonds (Series 2015A), 5.00%, (Original Issue Yield: 5.03%), 7/1/2045	1,057,730
785,000	Lancaster County, PA Hospital Authority (Masonic Villages), Health Center Revenue Bonds (Series 2015), 5.00%, 11/1/2035	867,904
1,000,000	Lancaster County, PA Solid Waste Management Authority, GTD Authority Bonds (Series 2013B), 5.00%, (Dauphin County, PA GTD), 12/15/2033	1,129,260
500,000	Luzerne County, PA IDA (Luzerne County, PA), GTD Lease Revenue Bonds (Series 2017), 5.00% (AGM INS), 12/15/2022	547,755
1,000,000	Luzerne County, PA, UT GO GTD Bonds (Series 2017A), 5.00% (AGM INS), 12/15/2029	1,127,760
2,200,000	Lycoming County PA Authority (Susquehanna Health System), Revenue Bonds (Series A), 5.75%, (Original Issue Yield: 5.90%), 7/1/2039	2,310,110
1,000,000	Montgomery County, PA Higher Education & Health Authority Hospital (Philadelphia Presbytery Homes, Inc.), Revenue Refunding Bonds (Series 2017), 5.00%, 12/1/2047	1,094,670
1,100,000	Montgomery County, PA IDA (ACTS Retirement Life Communities, Inc.), Retirement Communities Revenue Refunding Bonds (Series 2012), 5.00%, 11/15/2028	1,193,005
400,000	Montgomery County, PA IDA (ACTS Retirement Life Communities, Inc.), Retirement Communities Revenue Refunding Bonds (Series 2012), 5.00%, 11/15/2029	432,500
1,000,000	Montgomery County, PA IDA (Foulkeways at Gwynedd), Revenue Bonds (Series 2016), 5.00%, 12/1/2046	1,058,790
750,000	Northampton County, PA General Purpose Authority (Lafayette College), College Refunding and Revenue Bonds (Series 2017), 5.00%, 11/1/2047	844,155
1,000,000	Pennsylvania EDFA (Amtrak), Exempt Facilities Revenue Bonds (Series 2012A), 5.00%, 11/1/2041	1,070,210
2,000,000	Pennsylvania EDFA (Aqua Pennsylvania, Inc.), Water Facilities Revenue Bonds (Series 2009B), 5.00%, 11/15/2040	2,100,920
1,000,000	Pennsylvania EDFA (National Gypsum Co.), Exempt Facilities Revenue Refunding Bonds (Series 2014), 5.50%, 11/1/2044	1,053,430
2,000,000	Pennsylvania EDFA (Pennsylvania American Water Co.), Water Facilities Revenue Bonds (Series 2009), 6.20%, 4/1/2039	2,091,960
Semi-Annual Shareholder Report
4

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Pennsylvania—continued
$1,000,000	Pennsylvania EDFA (Pennsylvania Rapid Bridge Replacement), Tax-Exempt Private Activity Revenue Bonds (Series 2015), 5.00%, 12/31/2038	$1,081,960
2,000,000	Pennsylvania EDFA (Pennsylvania Rapid Bridge Replacement), Tax-Exempt Private Activity Revenue Bonds (Series 2015), 5.00%, 6/30/2042	2,155,040
1,500,000	Pennsylvania EDFA (UPMC Health System), Revenue Bonds (Series 2014A), 5.00%, 2/1/2045	1,641,120
2,000,000	Pennsylvania EDFA, Junior GTD Parking Revenue Bonds (Series 2013B-1), 6.00%, (Dauphin County, PA GTD), 7/1/2053	2,310,560
1,500,000	Pennsylvania Intergovernmental Coop Authority, Special Tax Revenue Refunding Bonds (Series 2009), 5.00%, 6/15/2022	1,566,195
1,000,000	Pennsylvania Intergovernmental Coop Authority, Special Tax Revenue Refunding Bonds (Series 2010), 5.00%, 6/15/2018	1,010,540
1,500,000	Pennsylvania State Higher Education Facilities Authority (Carnegie Mellon University), Revenue Bonds (Series 2009), 5.00%, 8/1/2021	1,547,730
2,000,000	Pennsylvania State Higher Education Facilities Authority (Temple University), Revenue Bonds (First Series of 2012), 5.00%, 4/1/2035	2,176,560
1,000,000	Pennsylvania State Higher Education Facilities Authority (Thomas Jefferson University), Fixed Rate Revenue Bonds (Series 2015A), 5.25%, 9/1/2050	1,107,780
1,100,000	Pennsylvania State Higher Education Facilities Authority (Thomas Jefferson University), Revenue Bonds (Series 2010), 5.00%, United States Treasury PRF 3/1/2020@100), 3/1/2040	1,171,885
1,000,000	Pennsylvania State Higher Education Facilities Authority (University of Pennsylvania Health System), Revenue Bonds (Series 2009A), 5.25%, (United States Treasury PRF 8/15/2019@100), 8/15/2022	1,053,830
2,000,000	Pennsylvania State Higher Education Facilities Authority (University of Pennsylvania Health System), Revenue Bonds (Series 200B), 5.50%, (United States Treasury COL)/(Original Issue Yield: 5.65%), 8/15/2018	2,036,580
1,500,000	Pennsylvania State Higher Education Facilities Authority (University of Pennsylvania Health System), Revenue Bonds (Series 2012A), 5.00%, 8/15/2042	1,611,840
1,000,000	Pennsylvania State Higher Education Facilities Authority (University of Pennsylvania), Revenue Refunding Bonds (Series 2015A), 5.00%, 10/1/2036	1,133,240
1,630,000	Pennsylvania State Higher Education Facilities Authority (University of the Sciences in Philadelphia), Revenue Bonds (Series 2015), 5.00%, 11/1/2036	1,783,856
1,000,000	Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds (Series 2011E), 5.00%, (United States Treasury PRF 12/1/2021@100), 12/1/2030	1,114,660
1,000,000	Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds (Series 2015B), 5.00%, 12/1/2045	1,104,540
Semi-Annual Shareholder Report
5

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Pennsylvania—continued
$4,500,000	Pennsylvania State Turnpike Commission, Turnpike Subordinate Revenue Refunding Bonds (Second Series of 2016), 5.00%, 6/1/2039	$4,929,030
2,440,000	Pennsylvania State Turnpike Commission-Motor License Fund Enhanced, Motor License Fund-Enhanced Turnpike Subordinate Special Revenue Bonds (Series 2011A), 5.50%, (United States Treasury PRF 12/1/2020@100)/(Original Issue Yield: 5.55%), 12/1/2041	2,674,655
2,000,000	Pennsylvania State Turnpike Commission-Motor License Fund Enhanced, Motor License Fund-Enhanced Turnpike Subordinate Special Revenue Bonds (Series 2011A), 6.00%, (United States Treasury PRF 12/1/2020@100), 12/1/2036	2,218,980
3,020,000	Pennsylvania State Turnpike Commission-Motor License Fund Enhanced, Motor License Fund-Enhanced Turnpike Subordinate Special Revenue Bonds (Series 2017-3), 5.00%, 12/1/2033	3,412,540
1,970,000	Pennsylvania State University, Revenue Bonds (Series 2017A), 5.00%, 9/1/2037	2,275,902
2,000,000	Philadelphia, PA Airport System, Airport Revenue Refunding Bonds (Series 2010D), 5.25%, 6/15/2028	2,137,060
1,210,000	Philadelphia, PA Authority for Industrial Development (New Foundations Charter School), Revenue Bonds (Series 2012), 6.625%, 12/15/2041	1,338,260
1,540,000	Philadelphia, PA Authority for Industrial Development (PresbyHomes Germantown/Morrisville), Senior Living Revenue Bonds (Series 2005A), 5.625%, 7/1/2035	1,541,540
1,000,000	Philadelphia, PA Authority for Industrial Development (Wesley Enhanced Living Obligated Group), Senior Living Facilities Revenue Bonds (Series 2017A), 5.00%, 7/1/2049	1,049,360
2,000,000	Philadelphia, PA Hospitals & Higher Education Facilities Authority (Children's Hospital of Philadelphia), Hospital Revenue Bonds (Series 2011D), 5.00%, 7/1/2028	2,202,020
1,040,000	Philadelphia, PA Hospitals & Higher Education Facilities Authority (Children's Hospital of Philadelphia), Hospital Revenue Bonds (Series 2014A), 5.00%, 7/1/2042	1,166,984
1,670,000	Philadelphia, PA Hospitals & Higher Education Facilities Authority (Temple University Health System Obligated Group), Hospital Revenue Bonds (Series 2012A), 5.625%, (Original Issue Yield: 5.875%), 7/1/2042	1,811,649
2,000,000	Philadelphia, PA Water & Wastewater System, Revenue Refunding Bonds (Series 2012), 5.00%, 11/1/2028	2,227,160
1,000,000	Philadelphia, PA, UT GO Bonds (Series 2017A), 5.00%, 8/1/2033	1,136,580
655,000	Pittsburgh & Allegheny County, PA Sports & Exhibition Authority, Parking System Revenue Bonds (Series 2017), 5.00%, 12/15/2037	726,048
1,000,000	Pittsburgh, PA Public Parking Authority, Parking System Revenue Refunding Bonds (Series 2015A), 5.00%, 12/1/2025	1,145,470
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6

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Pennsylvania—continued
$2,000,000		Pittsburgh, PA Water & Sewer Authority, Water and Sewer System Revenue Bonds (Series 2008 D-1), 5.00%, (United States Treasury PRF 9/1/2018@100), 9/1/2025	$2,036,360
3,000,000		Pittsburgh, PA, UT GO Bonds (Series 2012B), 5.00%, 9/1/2026	3,349,620
1,075,000		Reading Area Water Authority, PA, Water Revenue Bonds (Series 2011), 5.00%, (Original Issue Yield: 5.08%), 12/1/2031	1,173,750
1,500,000		Reading Area Water Authority, PA, Water Revenue Bonds (Series 2011), 5.25%, (Original Issue Yield: 5.27%), 12/1/2036	1,652,835
1,000,000		Scranton, PA School District, GO Bonds (Series 2017E), 5.00% (Build America Mutual Assurance GTD), 12/1/2035	1,118,540
1,000,000		South Fork Municipal Authority, PA (Conemaugh Valley Memorial Hospital), Hospital Revenue Bonds (Series 2010), 5.50%, (United States Treasury PRF 7/1/2020@100)/(Original Issue Yield: 5.72%), 7/1/2029	1,084,770
1,140,000		Southcentral PA, General Authority (Wellspan Health Obligated Group), Revenue Bonds (Series 2014A), 5.00%, 6/1/2026	1,293,501
1,000,000		Southeastern, PA Transportation Authority, Capital Grant Receipts Bonds (Series 2011), 5.00%, (United States Treasury PRF 6/1/2021@100), 6/1/2028	1,101,460
1,000,000		Southeastern, PA Transportation Authority, Revenue Refunding Bonds (Series 2010), 5.00%, 3/1/2018	1,000,000
2,000,000		St. Mary Hospital Authority, PA (Trinity Healthcare Credit Group), Health System Revenue Bonds (Series 2012A), 5.00% (United States Treasury PRF 5/15/2020@100), 11/15/2026	2,148,360
1,000,000		Union County, PA Higher Educational Facilities Financing Authority (Bucknell University), University Revenue Bonds (Series 2015B), 5.00%, 4/1/2032	1,136,950
2,000,000		West View, PA Municipal Authority Water Revenue, Revenue Bonds (Series 2014), 5.00% (United States Treasury PRF 11/15/2024@100), 11/15/2039	2,351,240
1,685,000		Wilkes-Barre, PA Finance Authority (University of Scranton), Revenue Bonds (Series 2015A), 5.00%, 11/1/2033	1,858,302
825,000		Wilkes-Barre, PA Finance Authority (University of Scranton), Revenue Bonds (Series 2015A), 5.00%, 11/1/2034	906,939
2,895,000		York County, PA, UT GO Bonds (Series 2013), 5.00%, 6/1/2037	3,229,112
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $165,593,459)	169,728,783
	[1]	SHORT-TERM MUNICIPALS—0.5%
		Pennsylvania—0.5%
400,000		Lower Merion, PA School District, (Series B of 2009) Weekly VRDNs (U.S. Bank, N.A. LOC), 1.07%, 3/7/2018	400,000
400,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority (Children's Hospital of Philadelphia), (Series 2002-A) Daily VRDNs (Wells Fargo Bank, N.A. LIQ), 1.09%, 3/1/2018	400,000
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Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Pennsylvania—continued
$100,000		Philadelphia, PA, (Series 2009B) Weekly VRDNs (Barclays Bank PLC LOC), 1.07%, 3/7/2018	$100,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $900,000)	900,000
		TOTAL INVESTMENT IN SECURITIES—99.1% (IDENTIFIED COST $166,493,459)[2]	170,628,783
		OTHER ASSETS AND LIABILITIES - NET—0.9%[3]	1,469,571
		TOTAL NET ASSETS—100%	$172,098,354
Securities that are subject to the federal alternative minimum tax (AMT) represent 6.7% of the Fund's portfolio as calculated based upon total market value.
1	Current rate and current maturity or next reset date shown for floating/variable rate demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
2	The cost of investments for federal tax purposes amounts to $166,493,454.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2018.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of February 28, 2018, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
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The following acronyms are used throughout this portfolio:
AGM	—Assured Guaranty Municipal Corp.
COL	—Collateralized
EDFA	—Economic Development Finance Authority
GO	—General Obligation
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
IDA	—Industrial Development Authority
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
LT	—Limited Tax
PRF	—Pre-refunded
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 2/28/2018	Year Ended August 31,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$10.96	$11.28	$10.88	$10.94	$10.34	$11.20
Income From Investment Operations:
Net investment income	0.16	0.33	0.33	0.36	0.38	0.39
Net realized and unrealized gain (loss)	(0.23)	(0.32)	0.40	(0.07)	0.61	(0.87)
TOTAL FROM INVESTMENT OPERATIONS	(0.07)	0.01	0.73	0.29	0.99	(0.48)
Less Distributions:
Distributions from net investment income	(0.16)	(0.33)	(0.33)	(0.35)	(0.39)	(0.38)
Net Asset Value, End of Period	$10.73	$10.96	$11.28	$10.88	$10.94	$10.34
Total Return[1]	(0.63)%	0.11%	6.85%	2.65%	9.68%	(4.41)%
Ratios to Average Net Assets:
Net expenses	0.76%[2,3]	0.76%	0.75%[3]	0.75%	0.75%	0.75%
Net investment income	2.96%[2]	2.98%	3.01%	3.25%	3.60%	3.50%
Expense waiver/reimbursement[4]	0.15%[2]	0.14%	0.13%	0.12%	0.13%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$172,098	$178,935	$199,403	$202,057	$219,307	$231,890
Portfolio turnover	6%	6%	14%	29%	5%	7%
1	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.
2	Computed on an annualized basis.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 0.76% for the six months ended February 28, 2018, and 0.75% for the year ended August 31, 2016, after taking into account this expense reduction.
4	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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Statement of Assets and Liabilities
February 28, 2018 (unaudited)
Assets:
Investment in securities, at value (identified cost $166,493,459)		$170,628,783
Cash		95,140
Income receivable		2,073,293
Receivable for investments sold		10,000
Receivable for shares sold		1,077
TOTAL ASSETS		172,808,293
Liabilities:
Payable for investments purchased	$554,890
Payable for shares redeemed	56,149
Payable for portfolio accounting fees	50,217
Payable for other service fees (Notes 2 and 5)	37,138
Payable for investment adviser fee (Note 5)	1,270
Payable for administrative fee (Note 5)	378
Accrued expenses (Note 5)	9,897
TOTAL LIABILITIES		709,939
Net assets for 16,039,503 shares outstanding		$172,098,354
Net Assets Consists of:
Paid-in capital		$177,436,595
Net unrealized appreciation		4,135,324
Accumulated net realized loss		(9,612,521)
Undistributed net investment income		138,956
TOTAL NET ASSETS		$172,098,354
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($172,098,354 ÷ 16,039,503 shares outstanding), no par value, unlimited shares authorized		$10.73
Offering price per share (100/95.50 of $10.73)		$11.24
Redemption proceeds per share		$10.73
See Notes which are an integral part of the Financial Statements
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11

Statement of Operations
Six Months Ended February 28, 2018 (unaudited)
Investment Income:
Interest			$3,267,072
Expenses:
Investment adviser fee (Note 5)		$350,645
Administrative fee (Note 5)		70,291
Custodian fees		5,497
Transfer agent fees		45,488
Directors'/Trustees' fees (Note 5)		1,584
Auditing fees		14,569
Legal fees		4,728
Distribution services fee (Note 5)		4,540
Other service fees (Notes 2 and 5)		218,331
Portfolio accounting fees		46,376
Share registration costs		16,309
Printing and postage		12,889
Miscellaneous (Note 5)		11,328
TOTAL EXPENSES		802,575
Waivers, Reimbursement and Reduction:
Waiver of investment adviser fee (Note 5)	$(111,725)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(16,589)
Reduction of custodian fees (Note 6)	(99)
TOTAL WAIVERS, REIMBURSEMENT AND REDUCTION		(128,413)
Net expenses			674,162
Net investment income			2,592,910
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			242,454
Net change in unrealized appreciation of investments			(3,987,088)
Net realized and unrealized gain (loss) on investments			(3,744,634)
Change in net assets resulting from operations			$(1,151,724)
See Notes which are an integral part of the Financial Statements
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12

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 2/28/2018	Year Ended 8/31/2017
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,592,910	$5,562,321
Net realized gain	242,454	26,289
Net change in unrealized appreciation/depreciation	(3,987,088)	(5,785,874)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(1,151,724)	(197,264)
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(2,607,381)	(5,533,906)
Class B Shares[1]	(12,777)	(37,219)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,620,158)	(5,571,125)
Share Transactions:
Proceeds from sale of shares	6,463,839	8,592,642
Net asset value of shares issued to shareholders in payment of distributions declared	1,971,040	4,154,807
Cost of shares redeemed	(12,978,454)	(27,923,912)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(4,543,575)	(15,176,463)
Change in net assets	(8,315,457)	(20,944,852)
Net Assets:
Beginning of period	180,413,811	201,358,663
End of period (including undistributed net investment income of $138,956 and $166,204, respectively)	$172,098,354	$180,413,811
1	On February 2, 2018, Class B Shares were converted into Class A Shares.
See Notes which are an integral part of the Financial Statements
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13

Notes to Financial Statements
February 28, 2018 (unaudited)
1. ORGANIZATION
Federated Municipal Securities Income Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of Federated Pennsylvania Municipal Income Fund (the “Fund”), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers Class A Shares. The investment objective of the Fund is to provide current income exempt from federal regular income tax (federal regular income tax does not include the federal alternative minimum tax (AMT)) and the personal income taxes imposed by the state of Pennsylvania and Pennsylvania municipalities. Interest income from the Fund's investments may be subject to the federal AMT for individuals.
On March 30, 2017, the Fund's T Share class became effective with the Securities and Exchange Commission (SEC), but is not yet offered for sale.
At the close of business, on February 2, 2018, Class B Shares were converted into the Fund's existing Class A Shares pursuant to a Plan of Conversion approved by the Fund's Board of Trustees (the “Trustees”). The conversion occurred on a tax-free basis. The cash value of a shareholder's investment was not changed as a result of the share class conversion. No action was required by shareholders to effect the conversion.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
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If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a price service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared and paid monthly. Amortization/accretion of premium and discount is included in investment income. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to
Semi-Annual Shareholder Report
15

each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers reimbursement and reduction of $128,413 is disclosed in various locations in this Note 2, Note 5 and Note 6.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class B Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended February 28, 2018, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed
Class A Shares	$216,817	$(16,589)
Class B Shares	1,514	—
TOTAL	$218,331	$(16,589)
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended February 28, 2018, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of February 28, 2018, tax years 2014 through 2017 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the
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securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Futures Contracts
The Fund purchases and sells financial futures contracts to seek to increase return and to manage duration and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account, either U.S. government securities or a specified amount of Restricted cash, which is shown in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearing house, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
At February 28, 2018, the Fund had no outstanding futures contracts.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 2/28/2018		Year Ended 8/31/2017
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	596,196	$6,463,839	788,560	$8,592,642
Shares issued to shareholders in payment of distributions declared	180,160	1,958,263	378,653	4,117,702
Shares redeemed	(1,058,157)	(11,511,158)	(2,528,225)	(27,468,926)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(281,801)	$(3,089,056)	(1,361,012)	$(14,758,582)
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	Six Months Ended 2/28/2018		Year Ended 8/31/2017
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued to shareholders in payment of distributions declared	1,172	12,777	3,410	37,105
Shares redeemed	(135,955)	(1,467,296)	(41,897)	(454,986)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(134,783)	$(1,454,519)	(38,487)	$(417,881)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(416,584)	$(4,543,575)	(1,399,499)	$(15,176,463)
4. FEDERAL TAX INFORMATION
At February 28, 2018, the cost of investments for federal tax purposes was $166,493,454. The net unrealized appreciation of investments for federal tax purposes was $4,135,329. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $5,098,849 and net unrealized depreciation from investments for those securities having an excess of cost over value of $963,520.
At August 31, 2017, the Fund had a capital loss carryforward of $9,854,978 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
2018	$9,851,417	NA	$9,851,417
2019	$3,561	NA	$3,561
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended February 28, 2018, the Adviser voluntarily waived $111,725 of its fee.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended February 28, 2018, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
Prior to September 1, 2017, the breakpoints of the Administrative Fee paid to FAS, described above, were:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class B Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended February 28, 2018, distribution services fees for the Fund were as follows:
Distribution Services Fee Incurred
Class B Shares	$4,540
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When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended February 28, 2018, FSC retained all of the fees paid by the Fund. For the six months ended February 28, 2018, the Fund's Class A Shares did not incur a distribution services fee; however it may begin to incur this fee upon approval of the Trustees.
Other Service Fees
For the six months ended February 28, 2018, FSSC received $16,532 and reimbursed $16,589 of other service fees disclosed in Note 2.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended February 28, 2018, FSC retained $5,906 in sales charges from the sale of Class A Shares. FSC also retained $836 of CDSC relating to redemptions of Class B Shares.
Interfund Transactions
During the six months ended February 28, 2018, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $15,150,000 and $18,250,000, respectively.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses, line of credit expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares (after the voluntary waivers and reimbursements) will not exceed 0.75% (the “Fee Limit”), up to but not including the later of (the “Termination Date”): (a) November 1, 2018; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. EXPENSE REDUCTION
Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the six months ended February 28, 2018, the Fund's expenses were reduced by $99 under these arrangements.
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7. Investment TRANSACTIONS
Purchases and sales of investments, excluding short-term obligations, for the six months ended February 28, 2018, were as follows:
Purchases	$14,097,345
Sales	$11,042,429
8. CONCENTRATION OF RISK
Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at February 28, 2018, 9.1% of the securities in the Portfolio of Investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies.
9. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of February 28, 2018, the Fund had no outstanding loans. During the six months ended February 28, 2018, the Fund did not utilize the LOC.
10. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of February 28, 2018, there were no outstanding loans. During the six months ended February 28, 2018, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2017 to February 28, 2018.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 9/1/2017	Ending Account Value 2/28/2018	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$993.70	$3.76
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,021.03	$3.81
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.76%
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Evaluation and Approval of Advisory Contract–May 2017
Federated Pennsylvania Municipal Income Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term at its May 2017 meetings. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in its decision. Using these judicial decisions as a guide, the Board has indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the Fund and of comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds); and (6) the extent of care, conscientiousness and independence with which the Fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the Board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. Consistent with the judicial decisions and SEC disclosure requirements, the
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Board also considered management fees charged to institutional and other clients of Federated Investment Management Company (the “Adviser”) and its advisory affiliates for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds. The Board was assisted in its deliberations by independent legal counsel. In addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the May meetings at which the Board's formal approval of the investment advisory contract occurred. At the May meetings in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. The Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and
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audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant peer group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
For comparison, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
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Following such evaluation, and full deliberations, the Board concluded that the expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of, and the compliance-related resources provided to, the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
For the periods covered by the Senior Officer's Evaluation, the Fund's performance for the one-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the three-year and five-year periods. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
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The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed
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expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels. It should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
While the Senior Officer noted certain items for follow-up reporting to the Board and further consideration by management, he stated that his observations and information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Pennsylvania Municipal Income Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313923708
2032304 (4/18)
Federated is a registered trademark of Federated Investors, Inc.
2018 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
February 28, 2018
Share Class | Ticker	A | FMOAX	B | FMOBX	C | FMNCX
	F | FHTFX	Institutional | FMYIX

Federated Municipal High Yield Advantage Fund
Fund Established 1987

A Portfolio of Federated Municipal Securities Income Trust
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from September 1, 2017 through February 28, 2018. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At February 28, 2018, the Fund's sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Senior Care	11.1%
Education	10.2%
Industrial Development Bond/Pollution Control Revenue Bond	9.9%
Dedicated Tax	8.0%
Incremental Tax	8.0%
Hospital	7.4%
Tobacco	6.4%
Pre-refunded	5.8%
Water and Sewer	4.5%
Toll Road	4.1%
Other[2]	23.4%
Other Assets and Liabilities—Net[3]	1.2%
TOTAL	100.0%
1	Sector classifications, and the assignment of holdings to such sectors, are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's Adviser. For securities that have been enhanced by a third-party guarantor, such as bond insurers and banks, sector classifications are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's Adviser. Pre-refunded securities are those whose debt service is paid from escrowed assets, usually U.S. government securities.
2	For purposes of this table, sector classifications constitute 75.4% of the Fund's total net assets. Remaining sectors have been aggregated under the designation “Other.”
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
February 28, 2018 (unaudited)
Principal Amount			Value
		MUNICIPAL BONDS—98.6%
		Alabama—1.1%
$500,000		Huntsville, AL Special Care Facilities Financing Authority (Redstone Village), Retirement Facilities Revenue Bonds (Series 2011A), 7.50%, (Original Issue Yield: 7.625%), 1/1/2047	$503,710
1,500,000		Huntsville, AL Special Care Facilities Financing Authority (Redstone Village), Retirement Facility Revenue Bonds (Series 2007), 5.50%, (Original Issue Yield: 5.60%), 1/1/2043	1,186,605
2,000,000		Jefferson County, AL Sewer System, Senior Lien Sewer Revenue Current Interest Warrants (Series 2013-A), 5.50%, (AGM INS)/(Original Issue Yield: 5.65%), 10/1/2053	2,228,680
2,000,000		Jefferson County, AL Sewer System, Senior Lien Sewer Revenue Current Interest Warrants (Series 2013A), 5.25%, (AGM INS), 10/1/2048	2,205,720
835,000		Selma, AL IDB (International Paper Co.), Gulf Opportunity Zone Bonds (Series 2010A), 5.80%, 5/1/2034	904,990
		TOTAL	7,029,705
		Alaska—0.3%
1,000,000	[1,2]	Alaska Industrial Development and Export Authority (Boys & Girls Home & Family Services, Inc.), Community Provider Revenue Bonds (Series 2007C), 6.00%, 12/1/2036	67,500
1,900,000	[3]	Koyukuk, AK (Tanana Chiefs Conference Health Care), Revenue Bonds (Series 2011), 7.75%, (United States Treasury PRF 10/1/2019@100)/(Original Issue Yield: 8.125%), 10/1/2041	2,076,282
		TOTAL	2,143,782
		Arizona—3.0%
650,000	[3]	Arizona State IDA Education Revenue (Basis Schools, Inc. Obligated Group), (Series 2017D), 5.00%, 7/1/2051	660,134
500,000	[3]	Arizona State IDA Education Revenue (Basis Schools, Inc. Obligated Group), Education Revenue Bonds (Series 2017G), 5.00%, 7/1/2051	507,795
1,500,000		Maricopa County, AZ Pollution Control Corp., (El Paso Electric Co.), PCR Refunding Bonds (Series 2009A), 7.25%, 2/1/2040	1,569,660
4,000,000		Maricopa County, AZ Pollution Control Corp., (Public Service Co., NM), PCR Refunding Bonds (Series 2003A), 6.25%, 1/1/2038	4,315,320
1,000,000	[3]	Maricopa County, AZ, IDA (Paradise Schools), Revenue Refunding Bonds, 5.00%, 7/1/2047	1,017,660
1,500,000		Phoenix, AZ IDA (Great Heart Academies), Education Facility Revenue Bonds (Series 2014A), 5.00%, 7/1/2044	1,588,245
1,000,000		Phoenix, AZ IDA (Great Heart Academies), Education Facility Revenue Bonds (Series 2016A), 5.00%, 7/1/2046	1,050,750
1,385,000		Pima County, AZ IDA (Tucson Electric Power Co.), PCRBs (Series 2009A), 4.95%, 10/1/2020	1,486,160
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Arizona—continued
$3,570,000		Salt River Project, AZ Agricultural Improvement & Power District, Revenue Refunding Bonds (Series 2015A), 5.00%, 12/1/2041	$4,021,891
1,000,000		Salt River Project, AZ Agricultural Improvement & Power District, Revenue Refunding Bonds (Series 2017A), 5.00%, 1/1/2039	1,162,670
1,000,000		Tempe, AZ IDA (Mirabella at ASU), Revenue Bonds (Series 2017A), 6.125%, 10/1/2047	1,023,570
430,000	[3]	Verrado Community Facilities District No. 1, AZ, District GO Refunding Bonds (Series 2013A), 6.00%, 7/15/2027	465,118
		TOTAL	18,868,973
		California—7.8%
750,000	[3]	California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2014A), 5.125%, 7/1/2044	812,430
565,000	[3]	California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2015A), 5.00%, 7/1/2045	610,245
500,000	[3]	California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2017A), 5.00%, 7/1/2047	548,175
1,000,000	[3]	California State School Finance Authority Charter School Revenue (Bright Star Schools-Obligated Group), Charter School Revenue Bonds (Series 2017), 5.00%, 6/1/2047	1,019,210
500,000	[3]	California State School Finance Authority Charter School Revenue (Rocketship Public Schools), Revenue Bonds (Series 2017G), 5.00%, 6/1/2047	514,890
1,000,000	[3]	California State School Finance Authority Charter School Revenue (Summit Public Schools Obligated Group), (Series 2017), 5.00%, 6/1/2053	1,067,040
2,250,000	[3]	California Statewide CDA (Loma Linda University Medical Center), Revenue Bonds (Series 2016A), 5.25%, 12/1/2056	2,400,165
1,555,000		Community Facilities District No. 2016 of the County of Orange (CFD 2016-1 (Village of Esencia)), Special Tax Revenue Bonds (Series 2016A), 5.00%, 8/15/2046	1,694,670
1,000,000		Community Facilities District No. 2017 of the County of Orange (CFD 2017-1 (Village of Esencia)), Improvement Area No.1 Special Tax Revenue Bonds (Series 2018A), 5.00%, 8/15/2047	1,103,610
500,000		Corona-Norco USDT Community Facilities District No. 98-1, CA, 2013 Special Tax Refunding Bonds, 5.00%, 9/1/2032	552,200
3,000,000		Foothill/Eastern Transportation Corridor Agency, CA, Toll Road Revenue Refunding Bonds (Series 2013A), 6.00%, (Original Issue Yield: 6.40%), 1/15/2053	3,498,510
2,000,000		Golden State Tobacco Securitization Corp., CA (California State), Enhanced Tobacco Settlement Asset-Backed Bonds (Series 2015A), 5.00%, 6/1/2045	2,232,480
6,245,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Bonds (Series 2007A-1), 5.75%, 6/1/2047	6,291,775
95,000		Irvine, CA (Irvine, CA Reassessment District No. 13-1), LO Improvement Bonds, 5.00%, 9/2/2028	103,762
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		California—continued
$365,000		Irvine, CA (Irvine, CA Reassessment District No. 13-1), LO Improvement Bonds, 5.00%, 9/2/2029	$397,700
180,000		Irvine, CA (Irvine, CA Reassessment District No. 13-1), LO Improvement Bonds, 5.00%, 9/2/2030	195,655
1,300,000		Irvine, CA Community Facilities District No. 2013-3 (Great Park Improvement Area No. 4), Special Tax Bonds (Series 2016), 4.00%, 9/1/2049	1,301,859
1,000,000		Irvine, CA Community Facilities District No. 2013-3 (Great Park Improvement Area No.1), Special Tax Bonds (Series 2014), 5.00%, 9/1/2049	1,068,510
3,000,000		Los Angeles Department of Water & Power (Los Angeles, CA Department of Water & Power (Electric/Power System)), Revenue Refunding Bonds (Series 2017B), 5.00%, 7/1/2038	3,459,810
850,000		Los Angeles, CA Department of Airports (Los Angeles International Airport), Subordinate Revenue Bonds (Series 2017A), 5.00%, 5/15/2047	950,955
1,000,000		Los Angeles, CA Harbor Department, Revenue Refunding Bonds (Series 2014A), 5.00%, 8/1/2044	1,104,820
2,500,000		M-S-R Energy Authority, CA, Gas Revenue Bonds (Series 2009A), 7.00%, (Citigroup, Inc. GTD), 11/1/2034	3,503,750
1,000,000		Palomar Health, CA Revenue, (Series 2016), 5.00%, 11/1/2039	1,082,460
495,000		Poway, CA USDT (Community Facilities District No. 6 (4S Ranch)), Special Tax Bonds (Series 2012), 5.00%, 9/1/2033	531,828
1,000,000		Roseville, CA Special Tax (Fiddyment Ranch CFD No. 1), Special Tax Refunding Revenue Bonds (Series 2017), 5.00%, 9/1/2034	1,110,920
312,000	[1]	San Bernardino County, CA Housing Authority (Glen Aire Park & Pacific Palms), Subordinated Revenue Bonds, 7.25%, 4/15/2042	212,388
1,250,000		San Buenaventura, CA (Community Memorial Health System), Revenue Bonds (Series 2011), 8.00%, 12/1/2031	1,432,562
1,000,000		San Diego County, CA Regional Airport Authority, Subordinate Airport Revenue Bonds (Series 2017B), 5.00%, 7/1/2047	1,112,590
2,000,000		San Francisco, CA City & County Airport Commission, Second Series Revenue Bonds (Series 2017A), 5.00%, 5/1/2047	2,228,380
1,000,000		San Francisco, CA City & County Redevelopment Financing Agency (Mission Bay North Redevelopment), Tax Allocation Bonds (Series 2011C), 6.75%, (United States Treasury PRF 2/1/2021@100)/(Original Issue Yield: 6.86%), 8/1/2041	1,144,180
1,280,000		San Francisco, CA City & County Redevelopment Financing Agency (Mission Bay North Redevelopment), Tax Allocation Refunding Bonds (Series 2016A), 5.00%, (National Public Finance Guarantee Corporation INS), 8/1/2041	1,433,702
500,000		San Francisco, CA City & County Redevelopment Financing Agency (Mission Bay South Redevelopment), Tax Allocation Refunding Bonds (Series 2016C), 5.00%, (National Public Finance Guarantee Corporation INS), 8/1/2041	559,650
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		California—continued
$2,000,000		San Jose, CA Airport, Airport Revenue Bonds (Series 2011A-1), 6.25%, 3/1/2034	$2,248,580
1,250,000		Santa Margarita, CA Water District Community Facilities District No. 2013-1, Special Tax Bonds (Series 2013), 5.625%, (Original Issue Yield: 5.70%), 9/1/2043	1,362,863
990,000		Western Riverside Water & Wastewater Financing Authority, CA, Local Agency Revenue Refunding Bonds (Series 2016A), 5.00%, 9/1/2044	1,097,573
		TOTAL	49,989,897
		Colorado—7.9%
1,500,000		Base Village Metropolitan District No. 2, LT GO Refunding Bonds (Series 2016A), 5.75%, 12/1/2046	1,526,670
2,750,000		Castle Oaks, CO Metropolitan District No. 3, LT GO Tax Refunding Bonds (Series 2017), 5.00%, 12/1/2047	2,724,507
3,000,000		Centerra Metropolitian District No. 1, CO, Special Revenue Refunding and Improvement Bonds (Series 2017), 5.00%, (Original Issue Yield: 5.10%), 12/1/2047	3,061,560
2,000,000		Central Platte Valley, CO Metropolitan District, GO Refunding Bonds (Series 2013A), 5.625%, (Original Issue Yield: 5.79%), 12/1/2038	2,238,180
1,250,000		Central Platte Valley, CO Metropolitan District, GO Refunding Bonds (Series 2013A), 6.00%, 12/1/2038	1,434,462
1,000,000		Central Platte Valley, CO Metropolitan District, GO Refunding Bonds (Series 2014), 5.00%, 12/1/2043	1,054,510
2,000,000		Colliers Hill, CO Metropolitan District No. 2, GO LT Bonds (Series 2017A), 6.50%, 12/1/2047	2,015,460
1,000,000	[3]	Colorado Educational & Cultural Facilities Authority (Loveland Classical School), School Improvement Revenue Bonds (Series 2016), 5.00%, 7/1/2046	1,000,610
1,625,000		Colorado Educational & Cultural Facilities Authority (Skyview Academy), Charter School Refunding & Improvement Revenue Bonds (Series 2014), 5.50%, 7/1/2049	1,643,899
1,000,000	[3]	Colorado Educational & Cultural Facilities Authority (University Lab School), Charter School Refunding & Improvement Revenue Bonds (Series 2015), 5.00%, (Original Issue Yield: 5.02%), 12/15/2045	1,044,490
1,500,000		Colorado Health Facilities Authority (Christian Living Communities), Revenue Refunding Bonds (Series 2016), 5.00%, 1/1/2037	1,573,170
1,100,000		Colorado Health Facilities Authority (Total Longterm Care National Obligated Group), Revenue Bonds (Series 2010A), 6.25%, (United States Treasury PRF 11/15/2020@100), 11/15/2040	1,230,086
800,000		Colorado Health Facilities Authority (Volunteers of America Care Facilities), Health & Residential Care Facilities Revenue Bonds (Series 2007), 5.30%, 7/1/2037	799,968
2,000,000		Colorado High Performance Transprtnenterprise Revenue, C-470 Express Lanes Senior Revenue Bonds (Series 2017), 5.00%, 12/31/2056	2,159,320
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Colorado—continued
$2,000,000		Colorado State Health Facilities Authority Revenue (Frasier Meadows Manor, Inc.), (Series 2017A), 5.25%, 5/15/2047	$2,185,940
1,500,000		Copperleaf Metropolitan District No. 2, CO, LT GO Refunding Bonds (Series 2015), 5.75%, 12/1/2045	1,569,945
1,250,000		Denver Connection West Metropolitan District, LT GO Bonds (Series 2017A), 5.375%, 8/1/2047	1,239,888
1,000,000		Denver, CO City & County Airport Authority (United Airlines, Inc.), Special Facilities Airport Revenue Refunding Bonds (Series 2017), 5.00%, 10/1/2032	1,079,620
500,000		Denver, CO Convention Center Hotel Authority, Senior Revenue Refunding Bonds (Series 2016), 5.00%, 12/1/2040	546,605
1,000,000	[3]	Denver, CO Health & Hospital Authority, Revenue Refunding Bonds (Series 2017A), 5.00%, 12/1/2034	1,098,640
750,000		Eagle County, CO Air Terminal Corp., Revenue Refunding Bonds (Series 2011A), 6.00%, 5/1/2027	823,343
1,250,000		Leyden Rock Metropolitan District No. 10, CO, LT GO Refunding & Improvement Bonds (Series 2016A), 5.00%, 12/1/2045	1,267,050
2,500,000		North Range, CO Metropolitan District No. 2, LT GO and Special Revenue Refunding and Improvement Bonds (Series 2017A), 5.75%, 12/1/2047	2,505,950
1,500,000		Park 70 Metropolitan District, CO, GO Refunding and Improvement Bonds (Series 2016), 5.00%, 12/1/2046	1,570,215
2,000,000		Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds (Series 2008), 6.25%, (Bank of America Corp. GTD)/(Original Issue Yield: 6.63%), 11/15/2028	2,487,340
1,500,000		Sierra Ridge Metropolitan District No. 2, LT GO Bonds (Series 2016A), 5.50%, 12/1/2046	1,529,475
2,500,000		St. Vrain Lakes, CO Metropolitan District No.2, LT GO Senior Bonds (Series 2017A), 5.125%, 12/1/2047	2,488,400
2,000,000		STC Metropolitan District No. 2, CO, LT GO Senior Bonds (Series 2015A), 6.00%, (Original Issue Yield: 6.25%), 12/1/2038	2,055,360
1,500,000		Sterling Ranch Community Authority Board, CO (Sterling Ranch Metropolitan District No. 2, CO), Limited Tax Supported Revenue Senior Bonds (Series 2015A), 5.75%, (Original Issue Yield: 5.83%), 12/1/2045	1,522,545
1,030,000		Tallyn's Reach Metropolitan District No. 3, CO, LT GO Refunding & Improvement Bonds (Series 2013), 5.125%, 11/1/2038	1,081,891
2,000,000		Three Springs Metropolitan District No. 3, CO, Property Tax Supported Revenue Bonds (Series 2010), 7.75%, 12/1/2039	2,062,180
		TOTAL	50,621,279
		Connecticut—0.5%
1,000,000		Connecticut Development Authority (Bombardier, Inc.), Airport Facility Revenue Bonds, 7.95%, 4/1/2026	964,830
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Connecticut—continued
$1,835,000	[3]	Mohegan Tribe of Indians of Connecticut Gaming Authority, Priority Distribution Payment Refunding Bonds (Series 2015C), 6.25%, (Original Issue Yield: 6.375%), 2/1/2030	$1,939,100
		TOTAL	2,903,930
		Delaware—0.5%
1,350,000	[3]	Delaware EDA (ASPIRA of Delaware Charter Operations, Inc.), Charter School Revenue Bonds (Series 2016A), 5.00%, 6/1/2051	1,322,028
1,905,000		Delaware EDA (Delmarva Power and Light Co.), Gas Facilities Refunding Bonds, 5.40%, 2/1/2031	2,037,759
		TOTAL	3,359,787
		District of Columbia—1.5%
1,030,000		District of Columbia (KIPP DC), Revenue Bonds (Series 2013A), 6.00%, (United States Treasury PRF 7/1/2023@100) 7/1/2043	1,229,820
2,500,000		District of Columbia (KIPP DC), Revenue Refunding Bonds (Series 2017B), 5.00%, 7/1/2048	2,754,850
2,000,000		District of Columbia Revenue (Friendship Public Charter School, Inc.), Revenue Bonds (Series 2012A), 5.00%, 6/1/2042	2,128,860
1,000,000		District of Columbia Revenue (Friendship Public Charter School, Inc.), Revenue Bonds (Series 2016A), 5.00%, 6/1/2046	1,090,140
1,000,000		District of Columbia Revenue (Ingleside at Rock Creek), Project Revenue Bonds (Series 2017A), 5.00%, (Original Issue Yield: 5.25%), 7/1/2052	1,028,480
1,000,000		Metropolitan Washington, DC Airports Authority, Revenue Refunding Bonds (Series 2017A), 5.00%, 10/1/2047	1,113,420
		TOTAL	9,345,570
		Florida—4.9%
3,000,000		Alachua County, FL (North Florida Retirement Village, Inc,), IDRBs (Series 2007A), 5.875%, 11/15/2042	3,005,010
970,000		Arborwood, FL Community Development District, Capital Improvement Revenue Bonds (Series 2005A-2), 5.35%, 5/1/2036	973,094
160,000		Arborwood, FL Community Development District, Special Assessment Revenue Bonds (Series 2014A-1), 6.90%, (Original Issue Yield: 6.90%), 5/1/2036	179,088
3,000,000	[3]	Collier County, FL IDA (Arlington of Naples), Continuing Care Community Revenue Bonds (Series 2013A), 8.25%, (Original Issue Yield: 8.375%), 5/15/2049	3,330,180
1,000,000		Florida State Mid-Bay Authority, First Senior Lien Revenue Bonds (Series 2015A), 5.00%, 10/1/2040	1,097,690
1,000,000		Lakewood Ranch Stewardship District, FL (Lakewood Centre North), Special Assessment Revenue Bonds (Series 2015), 4.875%, (Original Issue Yield: 4.96%), 5/1/2045	1,002,030
1,000,000		Lakewood Ranch Stewardship District, FL (Lakewood National & Polo Run), Special Assessment Bonds, 5.375%, (Original Issue Yield: 5.40%), 5/1/2047	1,054,290
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Florida—continued
$1,405,000		Lakewood Ranch Stewardship District, FL (Villages of Lakewood Ranch South), Special Assessment Revenue Bonds (Series 2016), 5.125%, (Original Issue Yield: 5.16%), 5/1/2046	$1,450,775
2,000,000		Lee County, FL IDA (Cypress Cove at Healthpark), Healthcare Facilities Revenue Refunding Bonds (Series 2012), 6.50%, 10/1/2047	2,212,580
2,000,000		Martin County, FL Health Facilities Authority (Martin Memorial Medical Center), Hospital Revenue Bonds (Series 2012), 5.50%, (Original Issue Yield: 5.53%), 11/15/2042	2,170,240
2,000,000		Martin County, FL IDA (Indiantown Cogeneration, L.P.), Industrial Development Revenue Refunding Bonds (Series 2013), 4.20%, 12/15/2025	2,038,800
2,000,000	[3]	Miami, FL, SO Non-Ad Valorem Revenue Refunding Bonds (Series 2012), 5.00%, 3/1/2030	2,216,660
1,000,000		Miami-Dade County, FL Aviation, Aviation Revenue Refunding Bonds (Series 2014A), 5.00%, 10/1/2036	1,102,280
745,000		Midtown Miami, FL Community Development District, Special Assessment & Revenue Refunding Bonds (Series 2014A), 5.00%, (Original Issue Yield: 5.25%), 5/1/2037	781,535
1,000,000		Palm Beach County, FL Health Facilities Authority (Sinai Residences of Boca Raton), Revenue Bonds (Series 2014A), 7.50%, (Original Issue Yield: 7.625%), 6/1/2049	1,162,970
1,405,000		Pinellas County, FL Educational Facilities Authority (Pinellas Preparatory Academy), Revenue Bonds (Series 2011A), 7.125%, 9/15/2041	1,469,630
145,000	[1,2]	Reunion East Community Development District, FL, Special Assessment Bonds (Series 2002A-1), 7.375%, 5/1/2033	1
155,000		Reunion East Community Development District, FL, Special Assessment Refunding Bonds (2015-1), 6.60%, 5/1/2033	158,077
1,000,000		South Lake County, FL Hospital District (South Lake Hospital, Inc.), Revenue Bonds (Series 2009A), 6.25%, (Original Issue Yield: 6.30%), 4/1/2039	1,038,180
10,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 1), 6.55%, 5/1/2027	10,001
1,165,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 2006), 5.40%, 5/1/2037	1,166,177
290,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 2015-1), 0.00%, (Step Coupon 11/1/2021@6.61%)/(Original Issue Yield: 6.93%), 5/1/2040	231,603
175,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 2015-2), 0.00%, (Step Coupon 11/1/2024@6.61%)/(Original Issue Yield: 6.752%), 5/1/2040	115,036
190,000	[1,2]	Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 2015-3), 6.61%, 5/1/2040	2
155,000	[1,2]	Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 3), 6.55%, 5/1/2027	2
Semi-Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Florida—continued
$55,000	Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series A-2), 6.61%, 5/1/2039	$54,928
135,000	Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series A-3), 0.00%, (Step Coupon 5/1/2019@6.61%), 5/1/2040	126,567
70,000	Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series A-4), 0.00%, (Step Coupon 5/1/2022@6.61%), 5/1/2040	55,014
190,000	Tolomato Community Development District, FL, Special Assessment Revenue Refunding Bonds (Series A-1), 6.55%, (Original Issue Yield: 6.60%), 5/1/2027	189,990
945,000	Verandah West, FL Community Development District, Capital Improvement Revenue Refunding Bonds (Series 2013), 5.00%, (Original Issue Yield: 5.125%), 5/1/2033	955,650
2,000,000	Willow Walk, FL Community Development District, Special Assessment Bonds (Series 2015), 5.625%, 5/1/2045	2,074,040
	TOTAL	31,422,120
	Georgia—1.0%
1,645,000	Atlanta, GA Development Authority Senior Health Care Facilities (Georgia Proton Treatment Center), Revenue Bonds (Series 2017A-1), 7.00%, (Original Issue Yield: 7.25%), 1/1/2040	1,685,862
4,000,000	Atlanta, GA Water & Wastewater, Revenue Refunding Bonds (Series 2015), 5.00%, 11/1/2040	4,506,600
	TOTAL	6,192,462
	Guam—0.5%
645,000	Guam Government Business Privilege Tax, Business Privilege Tax Bonds (Series 2012B), 5.00%, 1/1/2037	672,232
1,000,000	Guam Government LO (Section 30), Revenue Refunding Bonds (Series 2016A), 5.00%, 12/1/2046	1,073,130
1,000,000	Guam International Airport Authority, General Revenue Bonds (Series 2013C), 6.125%, (AGM INS)/(Original Issue Yield: 6.23%), 10/1/2043	1,142,030
500,000	Guam Power Authority, Revenue Bonds (Series 2012A), 5.00%, 10/1/2034	522,650
	TOTAL	3,410,042
	Hawaii—0.8%
1,000,000	Hawaii State Department of Budget & Finance (15 Craigside), Special Purpose Senior Living Revenue Bonds (Series A), 9.00%, (United States Treasury PRF 11/15/2019@100)/(Original Issue Yield: 9.15%), 11/15/2044	1,121,420
3,660,000	Hawaii State Department of Budget & Finance (Hawaiian Electric Co., Inc.), Special Purpose Revenue Bonds (Series 2009), 6.50%, 7/1/2039	3,865,582
	TOTAL	4,987,002
Semi-Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Idaho—0.5%
$3,000,000	Idaho Health Facilities Authority (Terraces of Boise), Revenue Bonds (Series 2013A), 8.125%, (Original Issue Yield: 8.25%), 10/1/2049	$3,422,580
	Illinois—8.7%
3,300,000	Chicago, IL Board of Education, UT GO Dedicated Revenue Bonds (Series 2017A), 7.00%, (Original Issue Yield: 7.65%), 12/1/2046	3,939,144
1,200,000	Chicago, IL Board of Education, UT GO Dedicated Revenue Bonds (Series 2017H), 5.00%, 12/1/2046	1,196,280
500,000	Chicago, IL Motor Fuel Tax, Motor Fuel Tax Revenue Refunding Bonds (Series 2013), 5.00%, (AGM INS), 1/1/2033	534,945
385,000	Chicago, IL O'Hare International Airport, General Airport Senior Lien Revenue Refunding Bonds (Series 2016B), 5.00%, 1/1/2041	428,420
3,000,000	Chicago, IL O'Hare International Airport, General Airport Senior Lien Revenue Refunding Bonds (Series 2016D), 5.00%, 1/1/2052	3,327,120
1,510,000	Chicago, IL O'Hare International Airport, General Airport Senior Lien Revenue Refunding Bonds (Series 2017D), 5.00%, 1/1/2052	1,636,523
275,000	Chicago, IL O'Hare International Airport, General Airport Third Lien Revenue Bonds (Series 2011A), 5.75%, 1/1/2039	301,878
1,000,000	Chicago, IL Sales Tax, Revenue Refunding Bonds (Series 2002), 5.00%, (United States Treasury PRF 1/1/2025@100), 1/1/2032	1,167,670
1,250,000	Chicago, IL Water Revenue, Second Lien Water Revenue Bonds (Series 2014), 5.00%, 11/1/2044	1,349,725
2,000,000	Chicago, IL, Refunding UT GO Bonds (Series 2015C), 5.00%, 1/1/2038	2,066,600
3,000,000	Chicago, IL, UT GO Bonds (Series 2009C), 5.00%, (Original Issue Yield: 5.16%), 1/1/2034	3,031,200
3,000,000	Chicago, IL, UT GO Bonds (Series 2015A), 5.50%, 1/1/2033	3,199,980
3,000,000	Chicago, IL, UT GO Refunding Bonds (Series 2014A), 5.00%, 1/1/2035	3,089,940
1,500,000	Chicago, IL, UT GO Refunding Bonds (Series 2017A), 6.00%, 1/1/2038	1,699,755
415,000	DuPage County, IL (Naperville Campus LLC), Special Tax Bonds (Series 2006), 5.625%, 3/1/2036	415,934
1,710,000	Illinois Finance Authority (Admiral at the Lake), Revenue Bonds (Series 2010A), 8.00%, (United States Treasury PRF 5/15/2020@100), 5/15/2046	1,940,285
2,000,000	Illinois Finance Authority (Admiral at the Lake), Revenue Refunding Bonds (Series 2017), 5.50%, 5/15/2054	1,990,840
900,000	Illinois Finance Authority (Dekalb Supportive Living Facility), MFH Revenue Bonds (Series 2007), 6.10%, 12/1/2041	839,169
1,000,000	Illinois Finance Authority (Friendship Village of Schaumburg), Revenue Bonds (Series 2010), 7.25%, (United States Treasury PRF 2/15/2020@100)/(Original Issue Yield: 7.375%), 2/15/2045	1,105,940
1,250,000	Illinois Finance Authority (Noble Network of Charter Schools), Education Revenue Bonds (Series 2015), 5.00%, 9/1/2032	1,333,425
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Illinois—continued
$1,500,000		Illinois Finance Authority (Uno Charter School Network, Inc.), Charter School Refunding & Improvement Revenue Bonds (Series 2011A), 7.125%, 10/1/2041	$1,566,075
1,100,000		Illinois Finance Authority Educational Facility Revenue (Rogers Park Montessori School Project), Senior Revenue Bonds (Series 2014A), 6.125%, 2/1/2045	1,151,172
2,000,000		Illinois State, UT GO Bonds (Series 2013A), 5.00%, 4/1/2035	2,027,660
5,000,000		Illinois State, UT GO Bonds (Series 2017D), 5.00%, 11/1/2027	5,221,800
1,000,000		Illinois State, UT GO Bonds (Series February 2014), 5.00%, (Original Issue Yield: 5.04%), 2/1/2039	1,010,660
2,025,000		Illinois State, UT GO Bonds (Series June 2013), 5.50%, (Original Issue Yield: 5.65%), 7/1/2038	2,098,528
1,485,000		Illinois State, UT GO Bonds (Series May 2014), 5.00%, 5/1/2023	1,555,701
410,000		Illinois State, UT GO Refunding Bonds (Series May 2012), 5.00%, 8/1/2025	424,748
2,000,000		Metropolitan Pier & Exposition Authority, IL, McCormick Place Expansion Project Bonds (Series 2015A), 5.50%, 6/15/2053	2,184,900
2,000,000	[4]	Metropolitan Pier & Exposition Authority, IL, McCormick Place Expansion Project Bonds (Series 2017A), 0.00%, (Original Issue Yield: 5.25%), 12/15/2056	268,960
1,000,000		Metropolitan Pier & Exposition Authority, IL, McCormick Place Expansion Project Bonds (Series 2017A), 5.00%, 6/15/2057	1,061,940
1,000,000		Sales Tax Securitization Corp., IL, Sales Tax Revenue Bonds (Series 2017A), 5.00%, 1/1/2030	1,152,580
1,400,000		Will-Kankakee, IL Regional Development Authority (Senior Estates Supportive Living), MFH Revenue Bonds (Series 2007), 7.00%, 12/1/2042	1,407,070
		TOTAL	55,726,567
		Indiana—1.6%
1,250,000		Carmel, IN (Barrington of Carmel), Revenue Bonds (Series 2012A), 7.125%, (Original Issue Yield: 7.20%), 11/15/2042	1,344,263
1,000,000		Carmel, IN (Barrington of Carmel), Revenue Bonds (Series 2012A), 7.125%, (Original Issue Yield: 7.30%), 11/15/2047	1,073,260
4,000,000		Indiana State Finance Authority (Ohio River Bridges East End Crossing), Tax-Exempt Private Activity Bonds (Series 2013), 5.25%, 1/1/2051	4,309,280
2,000,000		Rockport, IN (AK Steel Corp.), Revenue Refunding Bonds (Series 2012-A), 7.00%, 6/1/2028	2,042,200
1,000,000		Whiting, IN Environmental Facilities (BP PLC), Revenue Bonds (Series 2016A), 5.00% TOBs, Mandatory Tender 3/1/2023	1,129,800
		TOTAL	9,898,803
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Iowa—1.6%
$994,700		Iowa Finance Authority (Deerfield Retirement Community, Inc.), Senior Living Facility Revenue Refunding Bonds (Series 2014A), 2.70%, 11/15/2046	$1,029,634
186,592	[1]	Iowa Finance Authority (Deerfield Retirement Community, Inc.), Senior Living Facility Revenue Refunding Bonds (Series 2014B), 2.00%, 5/15/2056	1,969
3,000,000		Iowa Finance Authority (Iowa Fertilizer Co. LLC), Midwestern Disaster Area Revenue Bonds (Series 2013), 5.25%, (Original Issue Yield: 5.30%), 12/1/2025	3,185,910
5,000		Iowa Finance Authority (Iowa Fertilizer Co. LLC), Midwestern Disaster Area Revenue Bonds (Series 2013), 5.50%, 12/1/2022	5,077
995,000		Iowa Finance Authority (Iowa Fertilizer Co. LLC), Midwestern Disaster Area Revenue Bonds (Series 2013) Exchange Bonds (Series B), 5.25%, 12/1/2050	1,033,049
3,750,000		Tobacco Settlement Authority, IA, Tobacco Settlement Asset-Backed Bonds (Series 2005C), 5.50%, (Original Issue Yield: 5.78%), 6/1/2042	3,764,737
1,060,000		Xenia Rural Water District, Water Revenue Refunding Capital Loan Notes (Series 2016), 5.00%, 12/1/2041	1,141,578
		TOTAL	10,161,954
		Kansas—0.8%
2,000,000		Kansas State Development Finance Authority (Adventist Health System/Sunbelt Obligated Group), Revenue Bonds, 5.75%, (Original Issue Yield: 5.95%), 11/15/2038	2,129,400
1,000,000		Manhattan, KS IDRBs (Farrar Corp. Project), Industrial Revenue Bonds (Series 2007), 5.50%, (Original Issue Yield: 5.55%), 8/1/2021	918,170
2,015,000		Norwich, KS (Farrar Corp. Project), Industrial Revenue Bonds (Series 2006), 5.90%, 8/1/2021	1,849,851
10,000		Sedgwick & Shawnee Counties, KS, SFM Revenue Bonds (Series 1997A-1), 6.95%, (GNMA Home Mortgage Program COL), 6/1/2029	10,052
		TOTAL	4,907,473
		Kentucky—0.7%
1,250,000		Kentucky EDFA (Miralea), Revenue Bonds (Series 2011A), 7.375%, (United States Treasury PRF 5/15/2021@100)/(Original Issue Yield: 7.40%), 5/15/2046	1,460,775
3,000,000		Kentucky EDFA (Miralea), Revenue Bonds (Series 2016A), 5.00%, 5/15/2046	3,122,640
		TOTAL	4,583,415
		Louisiana—1.8%
1,500,000		Jefferson Parish, LA Hospital Service District No. 1 (West Jefferson Medical Center), Hospital Revenue Refunding Bonds (Series 2011A), 6.00%, (United States Treasury PRF 1/1/2021@100)/(Original Issue Yield: 6.05%), 1/1/2039	1,669,095
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Louisiana—continued
$5,770,000		Louisiana Local Government Environmental Facilities CDA (Westlake Chemical Corp.), Revenue Refunding Bonds (Series 2017), 3.50%, 11/1/2032	$5,647,791
1,000,000		Louisiana Public Facilities Authority (Ochsner Clinic Foundation), Revenue Bonds (Series 2011), 6.50%, (United States Treasury PRF 5/15/2021@100)/(Original Issue Yield: 6.65%), 5/15/2037	1,139,900
970,000		Louisiana Public Facilities Authority (Ochsner Clinic Foundation), Revenue Refunding Bonds (Series 2016), 5.00%, 5/15/2047	1,054,167
30,000		Louisiana Public Facilities Authority (Ochsner Clinic Foundation), Revenue Refunding Bonds (Series 2016), 5.00%, (United States Treasury PRF 5/15/2026@100), 5/15/2047	35,628
1,500,000		Tobacco Settlement Financing Corp., LA, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2013A), 5.25%, 5/15/2035	1,625,280
		TOTAL	11,171,861
		Maine—0.7%
1,000,000		Maine Health & Higher Educational Facilities Authority (Eastern Maine Healthcare Systems Obligated Group), Revenue Bonds (Series 2016A), 5.00%, 7/1/2046	1,023,190
1,335,000		Maine Health & Higher Educational Facilities Authority (MaineGeneral Medical Center), Revenue Bonds (Series 2011), 7.50%, 7/1/2032	1,497,389
2,000,000	[3]	Maine State Finance Authority Solid Waste Disposal (Casella Waste Systems, Inc.), Revenue Bonds (Series 2005R-3), 5.25%, 1/1/2025	2,165,420
		TOTAL	4,685,999
		Maryland—2.2%
500,000		Baltimore, MD (Harbor Point), SO Refunding Bonds (Series 2016), 5.125%, (Original Issue Yield: 5.16%), 6/1/2043	516,425
1,500,000		Baltimore, MD Convention Center Hotel Revenue (Baltimore Hotel Corp.), Convention Center Hotel Revenue Refunding Bonds (Series 2017), 5.00%, 9/1/2046	1,652,430
955,000		Baltimore, MD SO (East Baltimore Research Park), SO Revenue Refunding Bonds (Series 2017A), 5.00%, 9/1/2038	1,018,183
1,995,000		Frederick County, MD (Jefferson Technology Park), Tax Increment & Special Tax B LO Bonds (Series 2013B), 7.125%, (Original Issue Yield: 7.30%), 7/1/2043	2,150,450
1,060,000		Maryland State EDC, (CONSOL Energy, Inc.), Port Facilities Revenue Refunding Bonds (Series 2010), 5.75%, 9/1/2025	1,110,350
2,385,000		Maryland State EDC, (Ports America Chesapeake, Inc.), Revenue Bonds (Series B), 5.75%, (United States Treasury PRF 6/1/2020@100)/(Original Issue Yield: 5.875%), 6/1/2035	2,601,987
200,000		Maryland State EDC, (Ports America Chesapeake, Inc.), Transportation Facilities Revenue Refunding Bonds (Series 2017A), 5.00%, 6/1/2032	226,374
450,000		Maryland State EDC, (Ports America Chesapeake, Inc.), Transportation Facilities Revenue Refunding Bonds (Series 2017A), 5.00%, 6/1/2035	503,159
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Maryland—continued
$1,000,000		Maryland State EDC, (Purple Line Transit Partners LLC), Private Activity Revenue Bonds (Series 2016D Green Bonds), 5.00%, 3/31/2051	$1,087,880
1,000,000		Prince Georges County, MD Revenue Authority (Suitland-Naylor Road Project), SO Bonds (Series 2016), 5.00%, 7/1/2046	979,160
1,000,000		Rockville, MD Mayor & City Council Econ Dev Revenue (King Farm Presbyterian Retirement Community, Inc.), (Series 2017B), 5.00%, 11/1/2047	1,084,460
1,000,000		Westminster, MD (Lutheran Village at Miller's Grant, Inc.), Revenue Bonds (Series 2014A), 6.25%, (Original Issue Yield: 6.30%), 7/1/2044	1,072,070
		TOTAL	14,002,928
		Massachusetts—0.9%
1,000,000	[3]	Massachusetts Development Finance Agency (Newbridge on the Charles), Revenue Refunding Bonds (Series 2017), 5.00%, 10/1/2057	1,048,050
2,000,000		Massachusetts Development Finance Agency (Partners Healthcare Systems), Revenue Refunding Bonds (Series 2016Q), 5.00%, 7/1/2047	2,227,300
800,000		Massachusetts Development Finance Agency (Tufts Medical Center), Revenue Bonds (Series 2011I), 7.25%, 1/1/2032	908,592
1,200,000		Massachusetts Development Finance Agency (Tufts Medical Center), Revenue Bonds (Series 2011I), 7.25% (United States Treasury PRF 1/1/2021@100), 1/1/2032	1,374,636
		TOTAL	5,558,578
		Michigan—4.1%
1,000,000		Detroit, MI City School District, School Building & Site Improvement Refunding Bonds (Series 2012A), 5.00%, (Q-SBLF GTD), 5/1/2028	1,101,580
1,000,000		Detroit, MI City School District, School Building & Site Improvement Refunding Bonds (Series 2012A), 5.00%, (Q-SBLF GTD), 5/1/2031	1,096,170
1,500,000		Detroit, MI Sewage Disposal System (Great Lakes, MI Sewage Disposal System), Revenue Refunding Senior Lien Bonds (Series 2012A), 5.25%, (Original Issue Yield: 5.30%), 7/1/2039	1,622,100
2,000,000		Great Lakes, MI Water Authority, Water Supply System Revenue Second Lien Bonds (Series 2016B), 5.00%, 7/1/2046	2,187,840
500,000		Michigan State Building Authority, Facilities Program Revenue Refunding Bonds (Series 2016I), 5.00%, 10/15/2051	552,630
1,000,000		Michigan State Finance Authority Revenue (Great Lakes, MI Sewage Disposal System), Senior Lien Revenue Bonds (Series 2014 C-7), 5.00%, (National Public Finance Guarantee Corporation INS), 7/1/2032	1,098,760
1,000,000		Michigan State Finance Authority Revenue (Great Lakes, MI Water Authority), Senior Lien Revenue Bonds (Series 2014 D-6), 5.00%, (National Public Finance Guarantee Corporation INS), 7/1/2036	1,088,610
2,000,000		Michigan State Finance Authority Revenue (Public Lighting Authority), Local Government Loan Program Revenue Bonds (Series 2014B), 5.00%, 7/1/2044	2,143,120
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Michigan—continued
$4,000,000		Michigan State Hospital Finance Authority (Henry Ford Health System, MI), Hospital Revenue Refunding Bonds (Series 2016), 5.00%, 11/15/2041	$4,399,320
5,000,000		Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Bonds (Series 2007A), 6.00%, (Original Issue Yield: 6.25%), 6/1/2048	4,966,850
1,500,000		Plymouth, MI Educational Center Charter School, Public School Academy Revenue Refunding Bonds, Series 2005, 5.625%, 11/1/2035	976,830
1,000,000		University of Michigan (The Regents of), General Revenue Bonds (Series 2015), 5.00%, 4/1/2040	1,140,240
2,500,000		University of Michigan (The Regents of), General Revenue Bonds (Series 2017A), 5.00%, 4/1/2042	2,884,075
1,000,000		Warren, MI Consolidated School District, 2016 School Building & Site UT GO Bonds, 5.00%, (Michigan School Bond Qualification and Loan Program GTD), 5/1/2036	1,103,430
		TOTAL	26,361,555
		Minnesota—2.0%
750,000		Baytown Township, MN (St. Croix Preparatory Academy), Charter School Lease Revenue Refunding Bonds (Series 2016A), 4.00%, 8/1/2041	695,018
1,100,000		Baytown Township, MN (St. Croix Preparatory Academy), Charter School Lease Revenue Refunding Bonds (Series 2016A), 4.25%, 8/1/2046	1,045,946
2,000,000		Duluth, MN EDA (St. Luke's Hospital of Duluth Obligated Group), Health Care Facilities Revenue Bonds (Series 2012), 6.00%, 6/15/2039	2,213,220
1,700,000		Forest Lake, MN (Lakes International Language Academy), Charter School Lease Revenue Bonds (Series 2014A), 5.75%, 8/1/2044	1,819,153
3,000,000	[3]	Minneapolis, MN Charter School Lease Revenue (Twin Cities International School), (Series 2017A), 5.00% (Original Issue Yield: 5.15%), 12/1/2047	2,793,750
2,000,000		St. Cloud, MN Charter School (Stride Academy), Lease Revenue Bonds (Series 2016A), 5.00%, 4/1/2046	1,276,640
2,000,000		St. Paul and Ramsey County, MN Housing and Redevelopment Authority (Twin Cities Academy), Charter School Lease Revenue Bonds (Series 2015A), 5.375%, 7/1/2050	2,047,880
325,000		Winona, MN Port Authority (Bluffview Montessori School Project), Lease Revenue Bonds (Series 2016A), 4.50%, 6/1/2036	318,243
750,000		Winona, MN Port Authority (Bluffview Montessori School Project), Lease Revenue Bonds (Series 2016A), 4.75%, 6/1/2046	730,597
		TOTAL	12,940,447
		Mississippi—0.2%
945,000		Warren County, MS Gulf Opportunity Zone (International Paper Co.), Gulf Opportunity Zone Bonds (Series 2011A), 5.375%, 12/1/2035	1,045,850
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Missouri—0.8%
$2,000,000	[3]	Kansas City, MO Redevelopment Authority (Kansas City Convention Center Headquarters Hotel CID), Revenue Bonds (Series 2018B), 5.00% (Original Issue Yield: 5.079%), 2/1/2050	$2,024,620
1,000,000		Kirkwood, MO IDA (Aberdeen Heights Project), Retirement Community Revenue Bonds (Series 2010A), 8.25%, (United States Treasury PRF 5/15/2020@100)/(Original Issue Yield: 8.40%), 5/15/2039	1,135,380
1,000,000		Kirkwood, MO IDA (Aberdeen Heights Project), Retirement Community Revenue Bonds (Series 2017A), 5.25%, 5/15/2050	1,052,090
945,000		St. Joseph, MO IDA (Living Community St. Joseph Project), Healthcare Revenue Bonds, 7.00%, 8/15/2032	945,302
		TOTAL	5,157,392
		Montana—0.4%
900,000		Kalispell, MT Housing and Healthcare Facilities (Immanuel Lutheran Corp.), Revenue Bonds (Series 2017A), 5.25%, 5/15/2047	937,251
1,250,000		Kalispell, MT Housing and Healthcare Facilities (Immanuel Lutheran Corp.), Revenue Bonds (Series 2017A), 5.25%, 5/15/2052	1,297,013
		TOTAL	2,234,264
		Nebraska—1.3%
2,500,000		Central Plains Energy Project, NE, Gas Project Revenue Bonds (Project No. 3) (Series 2012), 5.25%, (Goldman Sachs Group, Inc. GTD), 9/1/2037	2,735,000
4,700,000		Central Plains Energy Project, NE, Gas Project Revenue Bonds (Project No. 3) (Series 2017C), 5.00% (Goldman Sachs Group, Inc. GTD), 9/1/2042	5,552,298
		TOTAL	8,287,298
		Nevada—0.6%
905,000	[3]	Director of the State of Nevada Department of Business and Industry (Doral Academy of Nevada), Charter School Revenue Bonds (Series 2017A), 5.00%, 7/15/2047	917,742
1,000,000		Las Vegas, NV (Summerlin Village 24 SID No. 812), Local Improvement Bonds (Series 2015), 5.00%, 12/1/2035	1,018,570
1,500,000		Las Vegas, NV Redevelopment Agency, Tax Increment Revenue Refunding Bonds (Series 2016), 5.00%, 6/15/2045	1,648,095
		TOTAL	3,584,407
		New Hampshire—0.2%
1,500,000	[3]	New Hampshire HEFA (Hillside Village), Revenue Bonds (Series 2017A), 6.125%, (Original Issue Yield: 6.375%), 7/1/2052	1,578,750
		New Jersey—3.7%
1,000,000		Essex County, NJ Improvement Authority (Covanta Energy Corp.), Solid Waste Disposal Revenue Bonds (Series 2015), 5.25%, 7/1/2045	1,002,970
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		New Jersey—continued
$335,000		New Jersey EDA (New Jersey Metromall Urban Renewal, Inc.), Kapkowski Road Landfill Revenue Bonds, 6.50%, (Original Issue Yield: 6.55%), 4/1/2018	$335,837
3,000,000		New Jersey EDA (New Jersey State), School Facilites Construction Revenue Refunding Bonds (Series 2013NN), 5.00%, 3/1/2030	3,158,250
3,255,000		New Jersey EDA (New Jersey State), School Facilities Construction Bonds (Series 2015 WW), 5.25%, 6/15/2040	3,442,293
580,000		New Jersey EDA (New Jersey State), School Facilities Construction Refunding Bonds (Series 2017 DDD), 5.00%, 6/15/2042	607,608
1,335,000		New Jersey EDA (Port Newark Container Terminal LLC), Special Facilities Revenue and Refunding Bonds (Series 2017), 5.00%, 10/1/2047	1,432,642
1,000,000		New Jersey EDA (UMM Energy Partners LLC), Energy Facility Revenue Bonds (Series 2012A), 5.125%, (Original Issue Yield: 5.19%), 6/15/2043	1,037,860
1,500,000		New Jersey EDA (United Airlines, Inc.), Special Facilities Revenue Ronds (Series 2003), 5.50%, 6/1/2033	1,674,120
2,500,000		New Jersey EDA (United Airlines, Inc.), Special Facility Revenue Bonds (Series 1999), 5.25%, 9/15/2029	2,725,750
1,125,000		New Jersey EDA (United Airlines, Inc.), Special Facility Revenue Bonds (Series 2000B), 5.625%, 11/15/2030	1,272,454
1,280,000		New Jersey EDA Motor Vehicle Surcharge Revenue, Subordinate Revenue Refunding Bonds (Series 2017A), 5.00%, 7/1/2033	1,376,729
1,200,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation System Bonds (Series 2011A), 6.00%, 6/15/2035	1,314,948
500,000		South Jersey Port Corp., Subordinate Marine Terminal Revenue Bonds (Series 2017B), 5.00%, 1/1/2048	527,380
4,000,000		Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Bonds (Series 2007-1), 5.00%, (Original Issue Yield: 5.015%), 6/1/2041	3,980,080
		TOTAL	23,888,921
		New Mexico—0.5%
1,000,000		New Mexico State Hospital Equipment Loan Council (Gerald Champion Regional Medical Center), Hospital Improvement and Revenue Refunding Bonds (Series 2012A), 5.50%, (Original Issue Yield: 5.70%), 7/1/2042	1,067,610
2,000,000	[3]	Winrock Town Center, NM Tax Increment Development District 1, Senior Lien Gross Receipts Tax Increment Bonds (Series 2015), 6.00%, (Original Issue Yield: 6.12%), 5/1/2040	2,023,660
		TOTAL	3,091,270
		New York—7.0%
1,000,000		Brooklyn Arena Local Development Corp., NY, PILOTs Revenue Refunding Bonds (Series 2016A), 5.00%, 7/15/2042	1,104,650
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		New York—continued
$1,000,000	[3]	Build NYC Resource Corp., (Albert Einstein School of Medicine, Inc.), Revenue Bonds (Series 2015), 5.50%, 9/1/2045	$1,078,870
5,000,000	[4]	Glen Cove, NY Local Economic Assistance Corp., (Garvies Point Public Improvement Project), Capital Appreciation Revenue Bonds (Series 2016B), 0.00%, (Original Issue Yield: 6.00%), 1/1/2045	1,314,700
1,550,000		Glen Cove, NY Local Economic Assistance Corp., (Garvies Point Public Improvement Project), Revenue Bonds (Series 2016A), 5.00%, (Original Issue Yield: 5.08%), 1/1/2056	1,602,436
470,000		Hudson Yards Infrastructure Corp. NY, Hudson Yards Senior Revenue Bonds (Series 2012A), 5.75%, 2/15/2047	514,335
20,000		Hudson Yards Infrastructure Corp. NY, Hudson Yards Senior Revenue Bonds (Series 2012A), 5.75%, (United States Treasury PRF 2/15/2021@100), 2/15/2047	22,274
2,000,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Revenue Bonds (Series 2014D-1), 5.00%, 11/15/2039	2,250,200
5,405,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Revenue Bonds (Series 2015A), 5.00%, 11/15/2045	5,996,847
1,500,000		Nassau County, NY IDA (Amsterdam at Harborside), Continuing Care Retirement Community Fixed Rate Revenue Bonds (Series 2014A), 6.70%, 1/1/2049	1,596,555
576,150		Nassau County, NY IDA (Amsterdam at Harborside), Continuing Care Retirement Community Fixed Rate Revenue Bonds (Series 2014C), 2.00%, 1/1/2049	97,946
4,000,000		New York City, NY TFA , Future Tax Secured Subordinate Bonds (Fiscal 2018 Subseries A-3), 4.00%, 8/1/2042	4,117,040
2,500,000		New York City, NY TFA, Building Aid Revenue Bonds (Fiscal 2015 Series S-1), 5.00%, 7/15/2043	2,796,700
2,000,000		New York City, NY TFA, Future Tax Secured Subordinate Bonds (Fiscal 1999A Subseries E-1), 5.00%, 2/1/2043	2,260,660
1,400,000		New York City, NY TFA, Future Tax Secured Subordinate Bonds (Fiscal 2017 Subseries A-1), 4.00%, 5/1/2042	1,438,262
1,000,000		New York Counties Tobacco Trust VI, Tobacco Settlement Pass-Through Bonds (Series 201A-2B), 5.00%, 6/1/2051	1,038,250
2,000,000	[3]	New York Liberty Development Corp., (3 World Trade Center), Revenue Bonds (Series 2014 Class 1), 5.00%, 11/15/2044	2,112,840
1,000,000	[3]	New York Liberty Development Corp., (3 World Trade Center), Revenue Bonds (Series 2014 Class 2), 5.375%, 11/15/2040	1,092,370
2,900,000		New York Transportation Development Corp., (American Airlines, Inc.), Special Facility Revenue Refunding Bonds (Series 2016), 5.00%, 8/1/2031	3,070,346
1,120,000		Newburgh, NY, UT GO Bonds (Series 2012A), 5.25%, (Original Issue Yield: 5.40%), 6/15/2029	1,225,314
1,185,000		Newburgh, NY, UT GO Bonds (Series 2012A), 5.50%, 6/15/2030	1,304,270
Semi-Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	New York—continued
$1,000,000	Niagara Area Development Corp., NY (Covanta Energy Corp.), Solid Waste Disposal Facility Revenue Refunding Bonds (Series 2012A), 5.25%, 11/1/2042	$1,000,620
2,500,000	Port Authority of New York and New Jersey (JFK International Air Terminal LLC), Special Project Bonds (Series 8), 6.00%, (Original Issue Yield: 6.15%), 12/1/2042	2,741,975
1,000,000	TSASC, Inc. NY, Tobacco Settlement Asset Backed Senior Refunding Bonds (Series 2017A), 5.00%, 6/1/2041	1,100,140
3,500,000	Utility Debt Securitization Authority, NY (Long Island Power Authority, NY), Restructuring Bonds (Series 2017), 5.00%, 12/15/2041	4,057,480
	TOTAL	44,935,080
	North Carolina—0.9%
2,250,000	North Carolina Department of Transportation (I-77 HOT Lanes), Tax-Exempt Private Activity Revenue Bonds (Series 2015), 5.00%, 6/30/2054	2,409,278
1,000,000	North Carolina Medical Care Commission (United Methodist Retirement Homes), Revenue Refunding Bonds (Series 2017A), 5.00%, 10/1/2037	1,092,630
1,000,000	North Carolina Medical Care Commission (United Methodist Retirement Homes), Revenue Refunding Bonds (Series 2017A), 5.00%, 10/1/2047	1,086,770
1,000,000	North Carolina Medical Care Commission (Whitestone Project), Retirement Facilities First Mortgage Revenue Bonds (Series 2011A), 7.75%, (United States Treasury PRF 3/1/2021@100)/(Original Issue Yield: 8.00%), 3/1/2041	1,167,420
	TOTAL	5,756,098
	Ohio—3.8%
1,000,000	American Municipal Power-Ohio, Inc., (American Municipal Power, Prairie State Energy Campus Project), Revenue Refunding Bonds (Series 2015A), 5.00%, 2/15/2039	1,100,260
2,000,000	Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Bonds (Series 2007A-2), 5.875%, (Original Issue Yield: 5.95%), 6/1/2030	1,933,600
4,020,000	Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Bonds (Series 2007A-2), 5.875% (Original Issue Yield: 6.07%), 6/1/2047	3,828,568
3,655,000	Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Bonds (Series A-2), 6.50%, 6/1/2047	3,618,048
1,000,000	Cuyahoga County, OH Hospital Authority (MetroHealth System), Hospital Revenue Bonds (Series 2017), 5.50%, 2/15/2057	1,082,190
1,500,000	Hamilton County, OH (Life Enriching Communities), Healthcare Revenue Bonds (Series 2011A), 6.625%, (United States Treasury PRF 1/1/2021@100)/(Original Issue Yield: 6.75%), 1/1/2046	1,694,805
Semi-Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Ohio—continued
$2,000,000	Muskingum County, OH (Genesis Healthcare Corp.), Hospital Facilities Revenue Bonds (Series 2013), 5.00%, (Original Issue Yield: 5.08%), 2/15/2044	$2,084,460
4,000,000	Northeast OH Regional Sewer District, Wastewater Improvement Revenue & Refunding Bonds (Series 2014), 5.00%, 11/15/2044	4,521,200
1,000,000	Ohio Air Quality Development Authority (Pratt Paper, LLC), Exempt Facilities Revenue Bonds (Series 2017), 4.50%, 1/15/2048	1,023,990
1,125,000	Ohio State Hospital Revenue (University Hospitals Health System, Inc.), Hospital Revenue Bonds (Series 2016A), 5.00%, 1/15/2041	1,228,027
1,000,000	Ohio State Treasurer Private Activity (Portsmouth Gateway Group LLC), Revenue Bonds (Series 2015), 5.00%, 6/30/2053	1,092,110
750,000	Southeastern Ohio Port Authority, OH (Memorial Health System, OH), Hospital Facilities Revenue Refunding & Improvement Bonds (Series 2012), 6.00%, (Original Issue Yield: 6.02%), 12/1/2042	809,828
	TOTAL	24,017,086
	Oklahoma—1.7%
1,000,000	Oklahoma County, OK Finance Authority (Concordia Life Care Community), Retirement Facility Revenue Bonds (Series 2005), 6.00%, (Original Issue Yield: 6.15%), 11/15/2038	992,870
840,000	Oklahoma County, OK Finance Authority (Concordia Life Care Community), Retirement Facility Revenue Bonds (Series 2005), 6.125%, 11/15/2025	839,950
2,000,000	Tulsa, OK Industrial Authority (Montereau, Inc.), Senior Living Community Revenue Bonds (Series 2010A), 7.25%, (United States Treasury PRF 5/1/2020@100)/(Original Issue Yield: 7.50%), 11/1/2045	2,229,780
1,750,000	Tulsa, OK Industrial Authority (Montereau, Inc.), Senior LivingCommunity Revenue Refunding Bonds (Series 2017), 5.25%, 11/15/2045	1,971,760
3,000,000	Tulsa, OK Municipal Airport Trust (American Airlines, Inc.), Revenue Refunding Bonds (Series 2000B), 5.50%, 6/1/2035	3,234,450
1,500,000	Tulsa, OK Municipal Airport Trust (American Airlines, Inc.), Revenue Refunding Bonds (Series 2015), 5.00% TOBs, Mandatory Tender 6/1/2025	1,620,900
	TOTAL	10,889,710
	Oregon—0.1%
250,000	Yamhill County, OR Hospital Authority (Friendsview Retirement Community), Revenue Refunding Bonds (Series 2016A), 5.00%, 11/15/2036	268,398
550,000	Yamhill County, OR Hospital Authority (Friendsview Retirement Community), Revenue Refunding Bonds (Series 2016A), 5.00%, 11/15/2051	580,530
	TOTAL	848,928
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Pennsylvania—4.3%
$1,000,000	[3]	Allentown, PA Neighborhood Improvement Zone Development Authority, City Center Refunding Project Tax Revenue Bonds (Series 2017), 5.00%, 5/1/2042	$1,061,060
3,715,000		Allentown, PA Neighborhood Improvement Zone Development Authority, Tax Revenue Bonds (Series 2012A), 5.00%, 5/1/2042	3,853,124
2,000,000		Bucks County, PA IDA (School Lane Charter School), (Series 2016A), 5.125%, 3/15/2046	2,120,900
500,000		Butler County, PA Hospital Authority (Butler Health System), Hospital Revenue Bonds (Series 2015A), 5.00%, 7/1/2035	546,795
1,200,000		Chester County, PA IDA (Avon Grove Charter School), Revenue Bonds (Series 2017A), 5.00%, 12/15/2047	1,244,100
800,000		Chester County, PA IDA (Avon Grove Charter School), Revenue Bonds (Series 2017A), 5.00%, 12/15/2051	823,024
2,000,000		Chester County, PA IDA (Collegium Charter School), Revenue Refunding Bonds (Series 2012A), 5.375%, (Original Issue Yield: 5.50%), 10/15/2042	2,092,260
1,000,000		Clairton Municipal Authority, PA, Sewer Revenue Bonds (Series 2012B), 5.00%, (Original Issue Yield: 5.05%), 12/1/2042	1,065,030
3,000,000		Harrisburg, PA Authority, Water Revenue Refunding Bonds (Series 2008), 5.25%, (Original Issue Yield: 5.35%), 7/15/2031	3,038,520
2,000,000		Pennsylvania EDFA (National Gypsum Co.), Exempt Facilities Revenue Refunding Bonds (Series 2014), 5.50%, 11/1/2044	2,106,860
1,250,000		Pennsylvania EDFA (Pennsylvania Rapid Bridge Replacement), Tax-Exempt Private Activity Revenue Bonds (Series 2015), 5.00%, 12/31/2038	1,352,450
1,000,000		Philadelphia, PA Authority for Industrial Development (Global Leadership Academy Charter School), Revenue Bonds (Series 2010), 6.375%, 11/15/2040	1,032,230
1,205,000		Philadelphia, PA Authority for Industrial Development (New Foundations Charter School), Revenue Bonds (Series 2012), 6.625%, 12/15/2041	1,332,730
870,000		Philadelphia, PA Authority for Industrial Development (PresbyHomes Germantown/Morrisville), Senior Living Revenue Bonds (Series 2005A), 5.625%, 7/1/2035	870,870
1,665,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority (Temple University Health System Obligated Group), Hospital Revenue Bonds (Series 2012A), 5.625%, (Original Issue Yield: 5.875%), 7/1/2042	1,806,225
1,000,000		Philadelphia, PA Water & Wastewater System, Water and Wastewater Revenue Bonds (Series 2017A), 5.00%, 10/1/2052	1,110,850
1,500,000		Reading Area Water Authority, PA, Water Revenue Bonds (Series 2011), 5.25%, (Original Issue Yield: 5.27%), 12/1/2036	1,652,835
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Pennsylvania—continued
$555,000		Washington County, PA Redevelopment Authority (Victory Centre Project-Tanger Outlet Development), Redevelopment Bonds (Series 2006A), 5.45%, 7/1/2035	$555,777
		TOTAL	27,665,640
		Puerto Rico—0.5%
995,000	[1,2]	Puerto Rico Electric Power Authority, 5.05%, (Original Issue Yield: 5.08%), 7/1/2042	371,881
195,000	[1,2]	Puerto Rico Electric Power Authority, 7.00%, (Original Issue Yield: 7.07%), 7/1/2040	72,881
4,000,000	[1,2]	Puerto Rico Electric Power Authority, Power Revenue Bonds (Series 2010XX), 5.25%, (Original Issue Yield: 5.40%), 7/1/2040	1,495,000
310,000	[1,2]	Puerto Rico Electric Power Authority, Power Revenue Bonds (Series 2013A), 7.00%, 7/1/2033	115,863
2,500,000	[1,2]	Puerto Rico Electric Power Authority, Power Revenue Bonds (Series 2013A), 7.00%, (Original Issue Yield: 7.12%), 7/1/2043	934,375
		TOTAL	2,990,000
		Rhode Island—0.7%
1,375,000		Rhode Island State Health and Educational Building Corp., (Care New England) Hospital Financing Revenue Refunding Bonds (Series 2016B), 5.00%, 9/1/2036	1,439,914
500,000		Rhode Island State Health and Educational Building Corp., (Lifespan Obligated Group) Hospital Financing Revenue Refunding Bonds (Series 2016), 5.00%, 5/15/2039	536,450
2,730,000		Tobacco Settlement Financing Corp., RI, Tobacco Settlement Asset-Backed Bonds (Series 2015B), 5.00%, 6/1/2050	2,796,475
		TOTAL	4,772,839
		South Carolina—0.6%
2,000,000		South Carolina Jobs-EDA (Palmetto Health Alliance), Refunding & Improvement Revenue Bonds (Series 2009), 5.75%, (Original Issue Yield: 5.90%), 8/1/2039	2,067,640
1,000,000		South Carolina Jobs-EDA (South Carolina Episcopal Home at Still Hopes), Residential Care Facilities Revenue Bonds (Series 2017), 5.00%, 4/1/2047	1,033,130
1,000,000		South Carolina Jobs-EDA (South Carolina Episcopal Home at Still Hopes), Residential Care Facilities Revenue Bonds (Series 2017), 5.00%, 4/1/2052	1,027,890
		TOTAL	4,128,660
		South Dakota—0.5%
800,000		Educational Enhancement Funding Corp., SD, Tobacco Settlement Revenue Bonds (Series 2013B), 5.00%, 6/1/2025	886,536
1,000,000		Sioux Falls, SD Health Facilities Revenue (Dow Rummel Village), (Series 2017), 5.00%, (Original Issue Yield: 5.05%), 11/1/2042	1,019,660
Semi-Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	South Dakota—continued
$1,000,000	Sioux Falls, SD Health Facilities Revenue (Dow Rummel Village), (Series 2017), 5.125%, (Original Issue Yield: 5.20%), 11/1/2047	$1,024,170
	TOTAL	2,930,366
	Tennessee—1.1%
1,200,000	Blount County, TN Health and Educational Facilities Board (Asbury, Inc.), Revenue Refunding and Improvement Bonds (Series 2016A), 5.00%, 1/1/2047	1,242,372
1,000,000	Johnson City, TN Health & Education Facilities Board (Mountain States Health Alliance), Hospital Refunding Bonds (Series 2010A), 5.625%, (Original Issue Yield: 5.90%), 7/1/2030	1,052,150
1,500,000	Johnson City, TN Health & Education Facilities Board (Mountain States Health Alliance), Hospital Revenue Bonds (Series 2010), 6.50%, 7/1/2038	1,617,945
2,725,000	Tennessee Energy Acquisition Corp., Gas Revenue Bonds (Series 2006A), 5.25%, (Goldman Sachs Group, Inc. GTD), 9/1/2023	3,089,687
	TOTAL	7,002,154
	Texas—9.7%
1,100,000	Arlington, TX Higher Education Finance Corp., (Uplift Education), Revenue Bonds (Series 2016A), 5.00%, 12/1/2046	1,168,761
500,000	Austin, TX Airport System, Airport System Revenue Bonds (Series 2014), 5.00%, 11/15/2044	548,195
250,000	Austin, TX Convention Center Enterprises, Inc., Convention Center Hotel First Tier Revenue Refunding Bonds (Series 2017A), 5.00%, 1/1/2034	281,500
250,000	Austin, TX Convention Center Enterprises, Inc., Convention Center Hotel Second Tier Revenue Refunding Bonds (Series 2017B), 5.00%, 1/1/2034	273,493
755,000	Bexar County, HFDC, (Army Retirement Residence Foundation), Revenue Bonds (Series 2010), 6.20%, (United States Treasury PRF 7/1/2020@100), 7/1/2045	831,013
1,000,000	Board of Managers, Joint Guadalupe County-City of Seguin, TX, Hospital Mortgage Revenue Refunding & Improvement Bonds (Series 2015), 5.00%, (Original Issue Yield: 5.08%), 12/1/2045	1,008,870
2,000,000	Cass County, TX IDC (International Paper Co.), Environmental Improvement Revenue Bonds (Series 2009A), 9.50%, 3/1/2033	2,149,100
1,000,000	Central Texas Regional Mobility Authority, Senior Lien Revenue Bonds (Series 2011), 6.00%, (United States Treasury PRF 1/1/2021@100)/(Original Issue Yield: 6.13%), 1/1/2041	1,114,200
1,000,000	Central Texas Regional Mobility Authority, Senior Lien Revenue Bonds (Series 2011), 6.25%, (United States Treasury PRF 1/1/2021@100)/(Original Issue Yield: 6.30%), 1/1/2046	1,121,060
1,000,000	Central Texas Regional Mobility Authority, Senior Lien Revenue Refunding Bonds (Series 2016), 5.00%, 1/1/2046	1,090,470
2,000,000	Clifton Higher Education Finance Corp., TX (Idea Public Schools), 6.00%, 8/15/2043	2,280,820
Semi-Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Texas—continued
$750,000	Clifton Higher Education Finance Corp., TX (Idea Public Schools), Education Revenue Bonds (Series 2011), 5.75%, (United States Treasury PRF 8/15/2021@100)/(Original Issue Yield: 6.00%), 8/15/2041	$846,315
500,000	Clifton Higher Education Finance Corp., TX (Idea Public Schools), Education Revenue Bonds (Series 2012), 5.00%, 8/15/2042	521,235
1,000,000	Clifton Higher Education Finance Corp., TX (Idea Public Schools), Revenue Bonds (Series 2014), 5.00%, (PSFG GTD), 8/15/2039	1,109,100
2,000,000	Clifton Higher Education Finance Corp., TX (Uplift Education), Revenue Bonds (Series 2015A), 5.00%, 12/1/2050	2,090,620
1,500,000	Decatur, TX Hospital Authority (Wise Regional Health System), Hospital Revenue Bonds (Series 2014A), 5.25%, (Original Issue Yield: 5.30%), 9/1/2044	1,595,760
515,000	Decatur, TX Hospital Authority (Wise Regional Health System), Revenue Bonds, 6.375%, 9/1/2042	575,904
1,110,000	Grand Parkway Transportation Corp., TX, Subordinate Tier Toll Revenue Bonds (Series 2013B TELA Supported), 5.25%, 10/1/2051	1,241,657
1,500,000	Houston, TX Airport System (United Airlines, Inc.), Special Facilities Revenue & Refunding Bonds (Series 2011), 6.625%, (Original Issue Yield: 6.875%), 7/15/2038	1,656,225
2,000,000	Houston, TX Airport System (United Airlines, Inc.), Special Facilities Revenue Bonds (Series 2015B-1), 5.00%, 7/15/2035	2,147,600
500,000	Houston, TX Airport System (United Airlines, Inc.), Special Facilities Revenue Refunding Bonds (Series 2014), 4.75%, (Original Issue Yield: 4.90%), 7/1/2024	547,745
1,000,000	Houston, TX Airport System (United Airlines, Inc.), Special Facilities Revenue Refunding Bonds (Series 2014), 5.00%, (Original Issue Yield: 5.15%), 7/1/2029	1,093,370
1,000,000	Houston, TX Airport System, Subordinate Lien Revenue Refunding Bonds (Series 2012A), 5.00%, 7/1/2032	1,084,850
535,000	Houston, TX Higher Education Finance Corp., (Cosmos Foundation, Inc.), Education Revenue Bonds (Series 2011A), 6.875%, (United States Treasury PRF 5/15/2021@100), 5/15/2041	616,946
1,500,000	Irving, TX Hospital Authority (Baylor Scott & White Medical Center, Irving), Hospital Revenue Bonds (Series 2017A), 5.00%, 10/15/2044	1,613,085
2,000,000	Lavernia, TX Higher Education Finance Corp., (Meridian World School), Education Revenue Bonds (Series 2015A), 5.50%, 8/15/2045	2,027,220
1,000,000	Matagorda County, TX Navigation District No. 1 (AEP Texas, Inc.), PCR Refunding Bonds (Series 2001A), 6.30%, 11/1/2029	1,075,350
2,000,000	New Hope Cultural Education Facilities Finance Corp., (Longhorn Village), Retirement Facilities Revenue Bonds (Series 2017), 5.00%, 1/1/2047	2,100,340
700,000	New Hope Cultural Education Facilities Finance Corp., (MRC Crestview), Retirement Facility Revenue Bonds (Series 2016), 5.00%, 11/15/2046	720,860
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Texas—continued
$1,000,000		New Hope Cultural Education Facilities Finance Corp., (MRC Langford), Retirement Facilities Revenue Bonds (Series 2016A), 5.50%, (Original Issue Yield: 5.53%), 11/15/2052	$996,830
1,500,000		North Texas Tollway Authority (North Texas Toll Authority Special Projects System), Special Projects System Revenue Bonds (Series 2011), 6.00%, (United States Treasury PRF 9/1/2021@100), 9/1/2041	1,710,420
1,500,000		North Texas Tollway Authority, System First Tier Revenue Refunding Bonds (Series 2016A), 5.00%, 1/1/2026	1,699,620
600,000		North Texas Tollway Authority, System First Tier Revenue Refunding Bonds (Series 2016A), 5.00%, 1/1/2039	669,414
2,000,000		Red River, TX HFDC (MRC The Crossings), Retirement Facilities Revenue Bonds (Series 2014A), 8.00%, 11/15/2049	2,323,100
2,500,000		San Antonio, TX Electric & Gas System, Revenue Refunding Bonds (Series 2017), 5.00%, 2/1/2042	2,840,300
1,000,000		San Juan Higher Education Finance Authority, TX (Idea Public Schools), Education Revenue Bonds (Series 2010A), 6.70%, (United States Treasury PRF 8/15/2020@100), 8/15/2040	1,117,810
1,500,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Buckingham Senior Living Community), Retirement Facilities Revenue Bonds (Series 2015A Fixed Rate Bonds), 5.50%, 11/15/2045	1,520,535
2,655,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Buckner Senior Living-Ventana Project), Retirement Facilities Revenue Bonds (Series 2017A), 6.75%, (Original Issue Yield: 6.77%), 11/15/2052	2,930,217
2,000,000		Texas Private Activity Bonds Surface Transportation Corp., (Blueridge Transportation Group, LLC SH 288 Toll Lanes), Senior Lien Revenue Bonds (Series 2016), 5.00%, 12/31/2055	2,163,960
2,000,000		Texas State Transportation Commission (Texas State), Highway Improvement UT GO Bonds (Series 2016), 5.00%, 4/1/2046	2,271,260
2,680,000		Texas State Transportation Commission - Central Texas Turnpike System, Second Tier Revenue Refunding Bonds (Series 2015-C), 5.00%, 8/15/2042	2,944,436
3,690,000		Travis County, TX HFDC (Longhorn Village), First Mortgage Revenue Refunding Bonds (Series 2012A), 7.125%, (United States Treasury PRF 1/1/2021@100)/(Original Issue Yield: 7.40%), 1/1/2046	4,225,345
		TOTAL	61,944,911
		Utah—0.3%
2,000,000	[3]	Utah State Charter School Finance Authority (Freedom Academy Foundation), Charter School Revenue Refunding Bonds (Series 2017), 5.375%, (Original Issue Yield: 5.50%), 6/15/2048	2,009,260
		Virginia—1.7%
1,800,000		Chesapeake Bay Bridge & Tunnel District, VA, First Tier General Resolution Revenue Bonds (Series 2016), 5.00%, 7/1/2051	1,982,628
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Virginia—continued
$1,500,000		Chesterfield County, VA EDA (Virginia Electric & Power Co.), PCR Refunding Bonds (Series 2009A), 5.00%, 5/1/2023	$1,557,480
1,500,000	[3]	Embrey Mill CDA, VA, Special Assessment Revenue Bonds (Series 2015), 5.60%, 3/1/2045	1,524,270
1,380,000		Mosaic District CDA, VA, Revenue Bonds (Series 2011A), 6.875%, (Original Issue Yield: 6.93%), 3/1/2036	1,492,636
4,250,000		Tobacco Settlement Financing Corp., VA, Tobacco Settlement Asset-Backed Bonds (Series 2007B-1), 5.00%, (Original Issue Yield: 5.12%), 6/1/2047	4,125,050
		TOTAL	10,682,064
		Washington—1.3%
1,000,000		Port of Seattle, WA IDC (Delta Air Lines, Inc.), Special Facilities Revenue Refunding Bonds (Series 2012), 5.00%, (Original Issue Yield: 5.31%), 4/1/2030	1,093,070
925,000		Tobacco Settlement Authority, WA, Tobacco Settlement Revenue Refunding Bonds (Series 2013), 5.25%, 6/1/2031	985,865
1,000,000		Washington State Health Care Facilities Authority (Virginia Mason Medical Center), Revenue Bonds (Series 2017), 5.00%, 8/15/2037	1,102,050
1,000,000	[3]	Washington State Housing Finance Commission (Heron's Key Senior Living), Nonprofit Housing Revenue Bonds (Series 2015A), 7.00%, 7/1/2045	1,067,040
1,000,000	[3]	Washington State Housing Finance Commission (Heron's Key Senior Living), Nonprofit Housing Revenue Bonds (Series 2015A), 7.00%, (Original Issue Yield: 7.05%), 7/1/2050	1,061,540
2,500,000	[3]	Washington State Housing Finance Commission (Rockwood Retirement Communities), Nonprofit Housing Revenue & Revenue Refunding Bonds (Series 2014A), 7.50%, 1/1/2049	2,901,500
		TOTAL	8,211,065
		Wisconsin—1.3%
1,000,000	[3]	Public Finance Authority, WI (Alabama Proton Therapy Center), Senior Revenue Bonds (Series 2017A), 7.00%, 10/1/2047	1,005,460
3,000,000	[3]	Public Finance Authority, WI (American Dream at Meadowlands), LO PILOTs Revenue Bonds (Series 2017), 7.00%, (Original Issue Yield: 6.625%), 12/1/2050	3,463,170
750,000		Public Finance Authority, WI (Mountain Island Charter School), Education Revenue Refunding Bonds (Series 2017), 5.00%, 7/1/2047	774,585
1,000,000		Public Finance Authority, WI (Mountain Island Charter School), Education Revenue Refunding Bonds (Series 2017), 5.00%, 7/1/2052	1,027,220
1,000,000		Public Finance Authority, WI (National Gypsum Co.), Exempt Facilities Revenue Refunding Bonds (Series 2016), 4.00%, 8/1/2035	969,430
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Wisconsin—continued
$800,000		Wisconsin State HEFA (ProHealth Care, Inc.), Revenue Refunding Bonds (Series 2015), 5.00%, 8/15/2039	$868,904
		TOTAL	8,108,769
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $610,093,432)	629,457,491
	[5]	SHORT-TERM MUNICIPALS—0.2%
		Alabama—0.1%
700,000		West Jefferson, AL IDB Solid Waste Disposal (Alabama Power Co.), (Series 2008) Daily VRDNs, 1.32%, 3/1/2018	700,000
		Florida—0.1%
300,000		Broward County, FL (Florida Power & Light Co.), (Series 2015) Daily VRDNs, 1.26%, 3/1/2018	300,000
		Pennsylvania—0.0%
200,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority (Children's Hospital of Philadelphia), (Series 2002-A) Daily VRDNs (Wells Fargo Bank, N.A. LIQ), 1.09%, 3/1/2018	200,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $1,200,000)	1,200,000
		TOTAL INVESTMENT IN SECURITIES—98.8% (IDENTIFIED COST $611,293,432)[6]	630,657,491
		OTHER ASSETS AND LIABILITIES - NET—1.2%[7]	7,700,982
		TOTAL NET ASSETS—100%	$638,358,473
Securities that are subject to the federal alternative minimum tax (AMT) represent 10.8% of the Fund's portfolio as calculated based upon total market value.
1	Non-income-producing security.
2	Security in default.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 28, 2018, these restricted securities amounted to $54,580,224, which represented 8.6% of total net assets.
4	Zero coupon bond.
5	Current rate and current maturity or next reset date shown for floating/variable rate demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
6	The cost of investments for federal tax purposes amounts to $610,738,036.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2018.
Semi-Annual Shareholder Report

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of February 28, 2018, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
The following acronyms are used throughout this portfolio:
AGM	—Assured Guaranty Municipal Corp.
CDA	—Community Development Authority
COL	—Collateralized
EDA	—Economic Development Authority
EDC	—Economic Development Corporation
EDFA	—Economic Development Finance Authority
GNMA	—Government National Mortgage Association
GO	—General Obligation
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDC	—Industrial Development Corporation
IDRBs	—Industrial Development Revenue Bonds
INS	—Insured
LIQ	—Liquidity Agreement
LO	—Limited Obligation
LT	—Limited Tax
MFH	—Multi-Family Housing
PCR	—Pollution Control Revenue
PCRBs	—Pollution Control Revenue Bonds
PILOTs	—Payment in Lieu of Taxes
PRF	—Pre-refunded
PSFG	—Public School Fund Guarantee
Q-SBLF	—Qualified School Bond Loan Fund
SFM	—Single Family Mortgage
SID	—Special Improvement District
SO	—Special Obligation
TELA	—Toll Equity Loan Agreement
TFA	—Transitional Finance Authority
TOBs	—Tender Option Bonds
USDT	—Unified School District
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 2/28/2018	Year Ended August 31,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$8.98	$9.28	$8.86	$8.85	$8.11	$8.95
Income From Investment Operations:
Net investment income	0.17	0.35	0.37	0.39	0.41	0.40
Net realized and unrealized gain (loss)	(0.13)	(0.30)	0.42	0.01	0.74	(0.84)
TOTAL FROM INVESTMENT OPERATIONS	0.04	0.05	0.79	0.40	1.15	(0.44)
Less Distributions:
Distributions from net investment income	(0.17)	(0.35)	(0.37)	(0.39)	(0.41)	(0.40)
Net Asset Value, End of Period	$8.85	$8.98	$9.28	$8.86	$8.85	$8.11
Total Return[1]	0.43%	0.67%	9.17%	4.63%	14.54%	(5.17)%
Ratios to Average Net Assets:
Net expenses	0.89%[2]	0.89%	0.89%	0.89%	0.89%	0.89%
Net investment income	3.81%[2]	3.96%	4.12%	4.42%	4.84%	4.53%
Expense waiver/reimbursement[3]	0.14%[2]	0.15%	0.14%	0.15%	0.17%	0.15%
Supplemental Data:
Net assets, end of period (000 omitted)	$216,313	$221,586	$270,092	$230,664	$224,298	$215,101
Portfolio turnover	14%	24%	10%	12%	19%	17%
1	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
2	Computed on an annualized basis.
3	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 2/28/2018	Year Ended August 31,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$8.97	$9.27	$8.85	$8.84	$8.11	$8.95
Income From Investment Operations:
Net investment income	0.17	0.32	0.31	0.35	0.36	0.36
Net realized and unrealized gain (loss)	(0.16)	(0.34)	0.42	(0.01)	0.71	(0.86)
TOTAL FROM INVESTMENT OPERATIONS	0.01	(0.02)	0.73	0.34	1.07	(0.50)
Less Distributions:
Distributions from net investment income	(0.14)	(0.28)	(0.31)	(0.33)	(0.34)	(0.34)
Net Asset Value, End of Period	$8.84	$8.97	$9.27	$8.85	$8.84	$8.11
Total Return[1]	0.06%	(0.09)%	8.35%	3.85%	13.56%	(5.88)%
Ratios to Average Net Assets:
Net expenses	1.65%[2]	1.64%	1.64%	1.64%	1.64%	1.64%
Net investment income	3.06%[2]	3.21%	3.38%	3.66%	4.09%	3.76%
Expense waiver/reimbursement[3]	0.14%[2]	0.15%	0.14%	0.15%	0.17%	0.15%
Supplemental Data:
Net assets, end of period (000 omitted)	$7,952	$9,446	$12,241	$11,528	$13,424	$15,620
Portfolio turnover	14%	24%	10%	12%	19%	17%
1	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
2	Computed on an annualized basis.
3	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 2/28/2018	Year Ended August 31,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$8.97	$9.28	$8.85	$8.85	$8.11	$8.95
Income From Investment Operations:
Net investment income	0.14	0.29	0.31	0.33	0.35	0.34
Net realized and unrealized gain (loss)	(0.13)	(0.32)	0.43	(0.00)[1]	0.74	(0.84)
TOTAL FROM INVESTMENT OPERATIONS	0.01	(0.03)	0.74	0.33	1.09	(0.50)
Less Distributions:
Distributions from net investment income	(0.14)	(0.28)	(0.31)	(0.33)	(0.35)	(0.34)
Net Asset Value, End of Period	$8.84	$8.97	$9.28	$8.85	$8.85	$8.11
Total Return[2]	0.05%	(0.20)%	8.47%	3.73%	13.69%	(5.88)%
Ratios to Average Net Assets:
Net expenses	1.65%[3]	1.64%	1.64%	1.64%	1.64%	1.64%
Net investment income	3.06%[3]	3.21%	3.37%	3.67%	4.09%	3.78%
Expense waiver/reimbursement[4]	0.14%[3]	0.15%	0.14%	0.15%	0.17%	0.15%
Supplemental Data:
Net assets, end of period (000 omitted)	$65,658	$68,461	$77,213	$61,093	$56,208	$53,002
Portfolio turnover	14%	24%	10%	12%	19%	17%
1	Represents less than $0.01.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class F Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 2/28/2018	Year Ended August 31,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$8.98	$9.28	$8.86	$8.85	$8.11	$8.95
Income From Investment Operations:
Net investment income	0.17	0.35	0.37	0.39	0.41	0.40
Net realized and unrealized gain (loss)	(0.14)	(0.30)	0.42	0.01	0.74	(0.84)
TOTAL FROM INVESTMENT OPERATIONS	0.03	0.05	0.79	0.40	1.15	(0.44)
Less Distributions:
Distributions from net investment income	(0.17)	(0.35)	(0.37)	(0.39)	(0.41)	(0.40)
Net Asset Value, End of Period	$8.84	$8.98	$9.28	$8.86	$8.85	$8.11
Total Return[1]	0.31%	0.66%	9.17%	4.63%	14.54%	(5.17)%
Ratios to Average Net Assets:
Net expenses	0.90%[2]	0.89%	0.89%	0.89%	0.89%	0.89%
Net investment income	3.81%[2]	3.96%	4.12%	4.41%	4.84%	4.53%
Expense waiver/reimbursement[3]	0.14%[2]	0.15%	0.14%	0.15%	0.17%	0.15%
Supplemental Data:
Net assets, end of period (000 omitted)	$202,884	$207,266	$213,796	$189,216	$187,704	$178,932
Portfolio turnover	14%	24%	10%	12%	19%	17%
1	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
2	Computed on an annualized basis.
3	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 2/28/2018	Year Ended August 31,				Period Ended 08/31/2013[1]
		2017	2016	2015	2014
Net Asset Value, Beginning of Period	$8.97	$9.27	$8.85	$8.84	$8.11	$8.88
Income From Investment Operations:
Net investment income	0.18	0.37	0.40	0.42	0.42	0.09
Net realized and unrealized gain (loss)	(0.14)	(0.30)	0.42	0.01	0.74	(0.78)
TOTAL FROM INVESTMENT OPERATIONS	0.04	0.07	0.82	0.43	1.16	(0.69)
Less Distributions:
Distributions from net investment income	(0.18)	(0.37)	(0.40)	(0.42)	(0.43)	(0.08)
Net Asset Value, End of Period	$8.83	$8.97	$9.27	$8.85	$8.84	$8.11
Total Return[2]	0.44%	0.92%	9.45%	4.90%	14.71%	(7.83)%
Ratios to Average Net Assets:
Net expenses	0.65%[3]	0.64%	0.64%	0.64%	0.64%	0.64%[3]
Net investment income	4.06%[3]	4.21%	4.35%	4.67%	5.01%	6.05%[3]
Expense waiver/reimbursement[4]	0.14%[3]	0.15%	0.14%	0.15%	0.16%	0.21%[3]
Supplemental Data:
Net assets, end of period (000 omitted)	$145,551	$137,235	$106,699	$63,857	$48,577	$2,426
Portfolio turnover	14%	24%	10%	12%	19%	17%[5]
1	Reflects operations for the period from June 11, 2013 (date of initial investment) to August 31, 2013.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
5	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended August 31, 2013.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
February 28, 2018 (unaudited)
Assets:
Investment in securities, at value (identified cost $611,293,432)		$630,657,491
Cash		90,764
Income receivable		8,224,827
Receivable for shares sold		438,420
TOTAL ASSETS		639,411,502
Liabilities:
Payable for shares redeemed	$772,281
Payable for other service fees (Notes 2 and 5)	96,315
Payable for portfolio accounting fees	73,391
Payable for distribution services fee (Note 5)	43,104
Payable for custodian fees	8,015
Payable for investment adviser fee (Note 5)	7,941
Payable for administrative fee (Note 5)	1,387
Payable for Directors'/Trustees' fees (Note 5)	191
Accrued expenses (Note 5)	50,404
TOTAL LIABILITIES		1,053,029
Net assets for 72,200,789 shares outstanding		$638,358,473
Net Assets Consists of:
Paid-in capital		$677,918,245
Net unrealized appreciation		19,364,059
Accumulated net realized loss		(59,534,271)
Undistributed net investment income		610,440
TOTAL NET ASSETS		$638,358,473
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($216,312,721 ÷ 24,455,548 shares outstanding), no par value, unlimited shares authorized	$8.85
Offering price per share (100/95.50 of $8.85)	$9.27
Redemption proceeds per share	$8.85
Class B Shares:
Net asset value per share ($7,952,219 ÷ 899,885 shares outstanding), no par value, unlimited shares authorized	$8.84
Offering price per share	$8.84
Redemption proceeds per share (94.50/100 of $8.84)	$8.35
Class C Shares:
Net asset value per share ($65,658,373 ÷ 7,428,264 shares outstanding), no par value, unlimited shares authorized	$8.84
Offering price per share	$8.84
Redemption proceeds per share (99.00/100 of $8.84)	$8.75
Class F Shares:
Net asset value per share ($202,883,974 ÷ 22,938,919 shares outstanding), no par value, unlimited shares authorized	$8.84
Offering price per share (100/99.00 of $8.84)	$8.93
Redemption proceeds per share (99.00/100 of $8.84)	$8.75
Institutional Shares:
Net asset value per share ($145,551,186 ÷ 16,478,173 shares outstanding), no par value, unlimited shares authorized	$8.83
Offering price per share	$8.83
Redemption proceeds per share	$8.83
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended February 28, 2018 (unaudited)
Investment Income:
Interest		$15,080,894
Expenses:
Investment adviser fee (Note 5)	$1,922,861
Administrative fee (Note 5)	256,978
Custodian fees	13,285
Transfer agent fees	172,618
Directors'/Trustees' fees (Note 5)	3,590
Auditing fees	16,860
Legal fees	4,794
Distribution services fee (Note 5)	284,635
Other service fees (Notes 2 and 5)	618,419
Portfolio accounting fees	69,916
Share registration costs	40,812
Printing and postage	20,068
Miscellaneous (Note 5)	15,673
TOTAL EXPENSES	3,440,509
Waiver of investment adviser fee (Note 5)	(462,825)
Net expenses		2,977,684
Net investment income		12,103,210
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments		2,345,003
Net change in unrealized appreciation of investments		(12,191,718)
Net realized and unrealized loss on investments		(9,846,715)
Change in net assets resulting from operations		$2,256,495
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 2/28/2018	Year Ended 8/31/2017
Increase (Decrease) in Net Assets
Operations:
Net investment income	$12,103,210	$24,696,272
Net realized gain (loss)	2,345,003	(1,367,991)
Net change in unrealized appreciation/depreciation	(12,191,718)	(21,127,046)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,256,495	2,201,235
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(4,142,056)	(9,138,938)
Class B Shares	(134,229)	(336,012)
Class C Shares	(1,027,056)	(2,267,207)
Class F Shares	(3,897,581)	(8,041,173)
Institutional Shares	(2,914,630)	(4,867,013)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(12,115,552)	(24,650,343)
Share Transactions:
Proceeds from sale of shares	56,526,493	164,005,039
Net asset value of shares issued to shareholders in payment of distributions declared	10,810,979	22,084,521
Cost of shares redeemed	(63,114,539)	(199,686,050)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	4,222,933	(13,596,490)
Change in net assets	(5,636,124)	(36,045,598)
Net Assets:
Beginning of period	643,994,597	680,040,195
End of period (including undistributed net investment income of $610,440 and $622,782, respectively)	$638,358,473	$643,994,597
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
February 28, 2018 (unaudited)
1. ORGANIZATION
Federated Municipal Securities Income Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of the Federated Municipal High Yield Advantage Fund (the “Fund”), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Class A Shares, Class B Shares, Class C Shares, Class F Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide a high level of current income which is generally exempt from federal regular income tax. Interest income from the Fund's investments may be subject to the federal AMT for individuals and state and local taxes.
On March 30, 2017, the Fund's T Share class became effective with the Securities and Exchange Commission (SEC), but is not yet offered for sale.
Effective December 1, 2017, Class B Shares of the Fund were closed to new accounts and to new investors.
Effective February 1, 2018, Class B Shares were closed to exchanges from Class B Shares of other Federated funds and to new purchases made by existing shareholders (excluding reinvestment of dividends and capital gains).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service,
Semi-Annual Shareholder Report

in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver of $462,825 is disclosed in Note 5.
Semi-Annual Shareholder Report

Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended February 28, 2018, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$267,951
Class B Shares	10,901
Class C Shares	83,978
Class F Shares	255,589
TOTAL	$618,419
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended February 28, 2018, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of February 28, 2018, tax years 2014 through 2017 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in
Semi-Annual Shareholder Report

transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional information on restricted securities held at February 28, 2018, is as follows:
Security	Acquisition Date	Cost	Market Value
Allentown, PA Neighborhood Improvement Zone Development Authority, City Center Refunding Project Tax Revenue Bonds (Series 2017), 5.00%, 5/1/2042	6/29/2017	$1,018,342	$1,061,060
Arizona State IDA Education Revenue (Basis Schools, Inc. Obligated Group), (Series 2017D), 5.00%, 7/1/2051	10/12/2017	$666,530	$660,134
Arizona State IDA Education Revenue (Basis Schools, Inc. Obligated Group), Education Revenue Bonds (Series 2017G), 5.00%, 7/1/2051	12/15/2017	$520,809	$507,795
Build NYC Resource Corp., (Albert Einstein School of Medicine, Inc.), Revenue Bonds (Series 2015), 5.50%, 9/1/2045	1/14/2016	$1,000,000	$1,078,870
California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2014A), 5.125%, 7/1/2044	6/13/2014	$750,000	$812,430
California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2015A), 5.00%, 7/1/2045	8/27/2015	$586,029	$610,245
California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2017A), 5.00%, 7/1/2047	8/4/2017	$559,275	$548,175
California State School Finance Authority Charter School Revenue (Bright Star Schools-Obligated Group), Charter School Revenue Bonds (Series 2017), 5.00%, 6/1/2047	12/13/2017	$1,042,084	$1,019,210
California State School Finance Authority Charter School Revenue (Rocketship Public Schools), Revenue Bonds (Series 2017G), 5.00%, 6/1/2047	12/4/2017	$519,121	$514,890
California State School Finance Authority Charter School Revenue (Summit Public Schools Obligated Group), (Series 2017), 5.00%, 6/1/2053	10/5/2017	$1,087,136	$1,067,040
California Statewide CDA (Loma Linda University Medical Center), Revenue Bonds (Series 2016A), 5.25%, 12/1/2056	4/28/2016	$2,333,772	$2,400,165
Collier County, FL IDA (Arlington of Naples), Continuing Care Community Revenue Bonds (Series 2013A), 8.25%, (Original Issue Yield: 8.375%), 5/15/2049	12/16/2013	$2,958,169	$3,330,180
Semi-Annual Shareholder Report

Security	Acquisition Date	Cost	Market Value
Colorado Educational & Cultural Facilities Authority (Loveland Classical School), School Improvement Revenue Bonds (Series 2016), 5.00%, 7/1/2046	8/11/2016	$1,032,984	$1,000,610
Colorado Educational & Cultural Facilities Authority (University Lab School), Charter School Refunding & Improvement Revenue Bonds (Series 2015), 5.00%, (Original Issue Yield: 5.02%), 12/15/2045	3/13/2015	$996,940	$1,044,490
Delaware EDA (ASPIRA of Delaware Charter Operations, Inc.), Charter School Revenue Bonds (Series 2016A), 5.00%, 6/1/2051	7/15/2016	$1,444,010	$1,322,028
Denver, CO Health & Hospital Authority, Revenue Refunding Bonds (Series 2017A), 5.00%, 12/1/2034	8/23/2017	$1,103,826	$1,098,640
Director of the State of Nevada Department of Business and Industry (Doral Academy of Nevada), Charter School Revenue Bonds (Series 2017A), 5.00%, 7/15/2047	8/31/2017	$925,944	$917,742
Embrey Mill CDA, VA, Special Assessment Revenue Bonds (Series 2015), 5.60%, 3/1/2045	10/22/2015	$1,500,000	$1,524,270
Kansas City, MO Redevelopment Authority (Kansas City Convention Center Headquarters Hotel CID), Revenue Bonds (Series 2018B), 5.00% (Original Issue Yield: 5.079%), 2/1/2050	1/10/2018	$1,975,036	$2,024,620
Koyukuk, AK (Tanana Chiefs Conference Health Care), Revenue Bonds (Series 2011), 7.75%, (United States Treasury PRF 10/1/2019@100)/(Original Issue Yield: 8.125%), 10/1/2041	6/6/2011	$1,825,360	$2,076,282
Maine State Finance Authority Solid Waste Disposal (Casella Waste Systems, Inc.), Revenue Bonds (Series 2005R-3), 5.25%, 1/1/2025	1/27/2017	$2,000,000	$2,165,420
Maricopa County, AZ, IDA (Paradise Schools), Revenue Refunding Bonds, 5.00%, 7/1/2047	10/6/2016	$1,049,973	$1,017,660
Massachusetts Development Finance Agency (Newbridge on the Charles), Revenue Refunding Bonds (Series 2017), 5.00%, 10/1/2057	12/7/2017	$1,069,049	$1,048,050
Miami, FL, SO Non-Ad Valorem Revenue Refunding Bonds (Series 2012), 5.00%, 3/1/2030	12/7/2012	$2,127,969	$2,216,660
Minneapolis, MN Charter School Lease Revenue (Twin Cities International School), (Series 2017A), 5.00% (Original Issue Yield: 5.15%), 12/1/2047	12/8/2017	$2,931,763	$2,793,750
Mohegan Tribe of Indians of Connecticut Gaming Authority, Priority Distribution Payment Refunding Bonds (Series 2015C), 6.25%, (Original Issue Yield: 6.375%), 2/1/2030	11/25/2015	$1,815,929	$1,939,100
Semi-Annual Shareholder Report

Security	Acquisition Date	Cost	Market Value
New Hampshire HEFA (Hillside Village), Revenue Bonds (Series 2017A), 6.125%, (Original Issue Yield: 6.375%), 7/1/2052	6/8/2017	$1,447,942	$1,578,750
New York Liberty Development Corp., (3 World Trade Center), Revenue Bonds (Series 2014 Class 1), 5.00%, 11/15/2044	10/29/2014	$2,000,000	$2,112,840
New York Liberty Development Corp., (3 World Trade Center), Revenue Bonds (Series 2014 Class 2), 5.375%, 11/15/2040	10/29/2014	$1,000,000	$1,092,370
Public Finance Authority, WI (Alabama Proton Therapy Center), Senior Revenue Bonds (Series 2017A), 7.00%, 10/1/2047	12/1/2017	$1,000,000	$1,005,460
Public Finance Authority, WI (American Dream at Meadowlands), LO PILOTs Revenue Bonds (Series 2017), 7.00%, (Original Issue Yield: 6.625%), 12/1/2050	6/22/2017	$3,079,654	$3,463,170
Utah State Charter School Finance Authority (Freedom Academy Foundation), Charter School Revenue Refunding Bonds (Series 2017), 5.375%, (Original Issue Yield: 5.50%), 6/15/2048	8/31/2017	$1,971,903	$2,009,260
Verrado Community Facilities District No. 1, AZ, District GO Refunding Bonds (Series 2013A), 6.00%, 7/15/2027	7/3/2013	$440,891	$465,118
Washington State Housing Finance Commission (Heron's Key Senior Living), Nonprofit Housing Revenue Bonds (Series 2015A), 7.00%, (Original Issue Yield: 7.05%), 7/1/2050	7/22/2015	$993,565	$1,061,540
Washington State Housing Finance Commission (Heron's Key Senior Living), Nonprofit Housing Revenue Bonds (Series 2015A), 7.00%, 7/1/2045	7/22/2015	$1,008,460	$1,067,040
Washington State Housing Finance Commission (Rockwood Retirement Communities), Nonprofit Housing Revenue & Revenue Refunding Bonds (Series 2014A), 7.50%, 1/1/2049	1/31/2014	$2,500,000	$2,901,500
Winrock Town Center, NM Tax Increment Development District 1, Senior Lien Gross Receipts Tax Increment Bonds (Series 2015), 6.00%, (Original Issue Yield: 6.12%), 5/1/2040	6/30/2015	$1,969,692	$2,023,660
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
Semi-Annual Shareholder Report

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 2/28/2018		Year Ended 8/31/2017
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,697,026	$15,171,323	4,376,482	$38,792,471
Shares issued to shareholders in payment of distributions declared	410,330	3,670,944	926,904	8,230,598
Shares redeemed	(2,327,622)	(20,807,636)	(9,726,858)	(86,265,428)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(220,266)	$(1,965,369)	(4,423,472)	$(39,242,359)

	Six Months Ended 2/28/2018		Year Ended 8/31/2017
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	5,089	$45,362	54,457	$482,143
Shares issued to shareholders in payment of distributions declared	13,842	123,747	35,052	310,951
Shares redeemed	(171,878)	(1,537,029)	(356,570)	(3,162,164)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(152,947)	$(1,367,920)	(267,061)	$(2,369,070)

	Six Months Ended 2/28/2018		Year Ended 8/31/2017
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	375,282	$3,358,029	1,214,709	$10,780,184
Shares issued to shareholders in payment of distributions declared	101,626	908,824	219,203	1,944,697
Shares redeemed	(677,664)	(6,045,306)	(2,129,193)	(18,777,513)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(200,756)	$(1,778,453)	(695,281)	$(6,052,632)

	Six Months Ended 2/28/2018		Year Ended 8/31/2017
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	836,170	$7,483,068	2,664,331	$23,690,868
Shares issued to shareholders in payment of distributions declared	399,220	3,571,577	822,212	7,296,350
Shares redeemed	(1,379,203)	(12,321,556)	(3,440,015)	(30,529,403)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	(143,813)	$(1,266,911)	46,528	$457,815
Semi-Annual Shareholder Report

	Six Months Ended 2/28/2018		Year Ended 8/31/2017
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	3,408,378	$30,468,711	10,217,234	$90,259,372
Shares issued to shareholders in payment of distributions declared	284,002	2,535,887	485,529	4,301,925
Shares redeemed	(2,517,271)	(22,403,012)	(6,908,430)	(60,951,542)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,175,109	$10,601,586	3,794,333	$33,609,755
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	457,327	$4,222,933	(1,544,953)	$(13,596,491)
4. FEDERAL TAX INFORMATION
At February 28, 2018, the cost of investments for federal tax purposes was $610,738,036. The net unrealized appreciation of investments for federal tax purposes was $19,919,455. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $29,050,672 and net unrealized depreciation from investments for those securities having an excess of cost over value of $9,131,217.
At August 31, 2017, the Fund had a capital loss carryforward of $62,817,960 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
No expiration	$7,012,920	$33,375,582	$40,388,502
2018	$19,483,511	NA	$19,483,511
2019	$2,945,947	NA	$2,945,947
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended February 28, 2018, the Adviser voluntarily waived $462,825 of its fee.
Semi-Annual Shareholder Report

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below.
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended February 28, 2018, the annualized net fee paid to FAS was 0.080% of average daily net assets of the Fund.
Prior to September 1, 2017, the breakpoints of the Administrative Fee paid to FAS, described above, were:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the first $5 billion
0.100%	on the first $10 billion
0.075%	on assets in excess of $20 billion
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%
Class F Shares	0.05%
Semi-Annual Shareholder Report

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended February 28, 2018, distribution services fees for the Fund were as follows:
Distribution Services Fee Incurred
Class B Shares	$32,703
Class C Shares	251,932
TOTAL	$284,635
For the six months ended February 28, 2018, FSC retained $56,347 of fees paid by the Fund. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended February 28, 2018, the Fund's Class A Shares and Class F Shares did not incur a distribution services fee; however, each may begin to incur this fee upon approval by the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended February 28, 2018, FSC retained $16,631 in sales charges from the sale of Class A Shares. FSC also retained $108, $10,234, $840 and $21,386 of CDSC relating to redemptions of Class A Shares, Class B Shares, Class C Shares and Class F Shares, respectively.
Other Service Fees
For the six months ended February 28, 2018, FSSC received $19,188 of the other service fees disclosed in Note 2.
Interfund Transactions
During the six months ended February 28, 2018, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $59,000,000 and $54,570,000, respectively.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses, line of credit expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class B Shares, Class C Shares, Class F Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 0.89%, 1.64%, 1.64%, 0.89% and 0.64% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) November 1, 2018; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Semi-Annual Shareholder Report

Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended February 28, 2018, were as follows:
Purchases	$92,973,817
Sales	$87,021,022
7. CONCENTRATION OF RISK
The Fund has 47.2% of its portfolio invested in lower rated and comparable quality unrated high-yield securities. Investments in higher yield securities may be subject to a greater degree of credit risk and the risk tends to be more sensitive to economic conditions than higher rated securities. The risk of loss due to default by the issuer may be significantly higher for the holders of high yielding securities because such securities are generally unsecured and often subordinated to other creditors of the issuer.
8. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of February 28, 2018, the Fund had no outstanding loans. During the six months ended February 28, 2018, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of February 28, 2018, there were no outstanding loans. During the six months ended February 28, 2018, the program was not utilized.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2017 to February 28, 2018.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 9/1/2017	Ending Account Value 2/28/2018	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,004.30	$4.42
Class B Shares	$1,000	$1,000.60	$8.18
Class C Shares	$1,000	$1,000.50	$8.18
Class F Shares	$1,000	$1,003.10	$4.47
Institutional Shares	$1,000	$1,004.40	$3.23
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.38	$4.46
Class B Shares	$1,000	$1,016.61	$8.25
Class C Shares	$1,000	$1,016.61	$8.25
Class F Shares	$1,000	$1,020.33	$4.51
Institutional Shares	$1,000	$1,021.57	$3.26
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.89%
Class B Shares	1.65%
Class C Shares	1.65%
Class F Shares	0.90%
Institutional Shares	0.65%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2017
Federated Municipal High Yield Advantage Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term at its May 2017 meetings. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in its decision. Using these judicial decisions as a guide, the Board has indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the Fund and of comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds); and (6) the extent of care, conscientiousness and independence with which the Fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the Board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. Consistent with the judicial decisions and SEC disclosure requirements, the
Semi-Annual Shareholder Report

Board also considered management fees charged to institutional and other clients of Federated Investment Management Company (the “Adviser”) and its advisory affiliates for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds. The Board was assisted in its deliberations by independent legal counsel. In addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the May meetings at which the Board's formal approval of the investment advisory contract occurred. At the May meetings in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. The Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and
Semi-Annual Shareholder Report

audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
For comparison, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk
Semi-Annual Shareholder Report

associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of, and the compliance-related resources provided to, the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
For the periods covered by the Senior Officer's Evaluation, the Fund's performance for the one-year period was at the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the three-year and five-year periods. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Semi-Annual Shareholder Report

Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be
Semi-Annual Shareholder Report

enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels. It should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
While the Senior Officer noted certain items for follow-up reporting to the Board and further consideration by management, he stated that his observations and information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Municipal High Yield Advantage Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313923864
CUSIP 313923856
CUSIP 313923849
CUSIP 313923831
CUSIP 313923815
8040407 (4/18)
Federated is a registered trademark of Federated Investors, Inc.
2018 ©Federated Investors, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Municipal Securities Income Trust

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date April 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date April 24, 2018

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date April 24, 2018